REGISTRATION NO. 333-30329/811-04909

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                         Pre-Effective Amendment No. [ ]
                       Post-Effective Amendment No. 28 [X]

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                               Amendment No. 7 [X]
                        (Check appropriate box or boxes.)


                           SYMETRA SEPARATE ACCOUNT SL
                           (Exact Name of Registrant)

                         Symetra Life Insurance Company
                               (Name of Depositor)

          5069 154th Place N.E., Redmond, Washington            98052
      (Address of Depositor's Principal Executive Offices)    (Zip Code)

        Depositor's Telephone Number, including Area Code (425) 376-8000

                      Name and Address of Agent for Service
                              Jacqueline Veneziani
                              5069 154th Place N.E.
                            Redmond, Washington 98052
                                 (425) 376-5026


Approximate  date of  Proposed  Public  Offering  . . . . . . . . . .
       As Soon as Practicable after Effective Date


It is proposed that this filing will become effective:
  [ ]  Immediately upon filing pursuant to paragraph (b) of Rule 485
  [ ]  On (date), pursuant to paragraph (b) of Rule 485
  [X]  60 days after filing pursuant to paragraph (a) of Rule 485
  [ ]  On ___________ pursuant to paragraph (a) of Rule 485


If appropriate, check the following:
  [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               ___________________

                      Title of securities being registered:
                Flexible Premium Variable Life Insurance Policies

                                     PREMIER
                              Accumulation Life(R)
           INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

                                    issued by

                           SYMETRA SEPARATE ACCOUNT SL
                                       and
                         SYMETRA LIFE INSURANCE COMPANY

This prospectus describes the PREMIER Accumulation Life Individual Flexible Premium Variable Life Insurance Policy and contains important information. Please read it before investing and keep it on file for future reference. This prospectus does not constitute an offering in any jurisdiction in which the contract may not lawfully be sold.

Investment in a variable life insurance policy is subject to risks, including the possible loss of principal. The policies are not deposits or obligations of, or guaranteed or endorsed by, any financial institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

To learn more about the PREMIER Accumulation Life Individual Flexible Premium Variable Life Insurance Policy, you can obtain a copy of the Statement of Additional Information (SAI) dated April 29, 2005. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally part of the prospectus. You may request a free paper copy of the SAI, a paper copy of this prospectus if you have received it in an electronic format, or a prospectus for any of the underlying portfolios by calling us at 1-877-796-3872 or writing us at: PO Box 34690 Seattle, WA 98124-1690. The SEC maintains a website at (http:\\www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically.


Dated: April 29, 2005

AIM Variable Insurance Funds
o        AIM V.I. Real Estate Fund (Series I shares)
o        AIM V.I. Capital Development Fund (Series II shares)
o        AIM V.I. International Growth Fund (Series II shares)
o        AIM V.I. Capital Appreciation Fund (Series II shares)

AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
o        American Century VP Balanced
o        American Century VP International
o        American Century VP Value
o        American Century VP Ultra(R)  Class II
o        American Century Large Company Value Class II
o        American Century Inflation Protection Bond Class II

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. -INITIAL SHARES

DREYFUS INVESTMENT PORTFOLIOS ("Dreyfus IP")
o        Dreyfus IP - MidCap Stock Portfolio - Initial Shares
o        Dreyfus IP - Technology Growth Portfolio - Initial Shares

DREYFUS VARIABLE INVESTMENT FUND ("Dreyfus VIF")
o        Dreyfus VIF - Appreciation Portfolio - Initial Shares

DREYFUS STOCK INDEX FUND - SERVICE SHARES

FEDERATED INSURANCE SERIES
o        Federated High Income Bond Fund II

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
o        Fidelity VIP Money Market Portfolio
o        Fidelity VIP Growth Portfolio
o        Fidelity VIP Growth & Income Portfolio
o        Fidelity VIP Contrafund(R) Portfolio
o        Fidelity VIP Equity-Income Portfolio
o        Fidelity VIP Mid Cap Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
o        Franklin Small Cap Fund - Class 2
o        Franklin U.S. Government Fund - Class 2
o        Franklin Flex Cap Growth - Class 2
o        Franklin Small Cap Value - Class 2
o        Franklin Income Securities Fund - Class 2
o        Templeton Developing Markets Securities Fund - Class 2
o        Templeton Growth Securities Fund - Class 2
o        Templeton Global Income Securities Fund - Class 2
o        Mutual Shares Securities Fund - Class 2

J.P. MORGAN SERIES TRUST II
o        JPMorgan Mid Cap Value Portfolio
o        JPMorgan International Equity Portfolio

PIONEER VARIABLE CONTRACTS TRUST
o        Pioneer Equity Income VCT Portfolio - Class II Shares
o        Pioneer Small Cap Value VCT Portfolio - Class II Shares
o        Pioneer Emerging Markets VCT Portfolio - Class II Shares
o        Pioneer Strategic Income VCT Portfolio - Class II Shares
o        Pioneer High Yield VCT Portfolio - Class II Shares

PIMCO
o        PIMCO Commodities Fund - Administrative Shares
o        PIMCO All Asset Fund - Advisor Shares




-------------------------------------------------------------------------------

Neither the SEC nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
TABLE OF CONTENTS                                         Page
-------------------------------------------------------------------------------

BENEFIT SUMMARY

RISK SUMMARY

FEE TABLE

POLICY DIAGRAM

1.   THE POLICY
     Owner
     Insured
     Beneficiary
     Assignment

2.   PREMIUMS
     Allocation of Premium and Cash Value
     Accumulation Units
     Policy Lapse and Grace Period
     Reinstatement
     Right to Examine

3.   INVESTMENT OPTIONS
     Variable Investment Options
     Changes to the Investment Options
     Voting Rights
     Disregard of Voting Instructions
     Fixed Account
     Transfers Among Portfolios and the Fixed Account
     Transfer Transactions Available
     Scheduled Transfers
     Limits on Excessive Transfers and Market Timing Activity

4.   CHARGES AND EXPENSES
     Insurance Charge
     Monthly Charges
     Surrender Charge
     Premium Tax Charge
     Income or Other Taxes
     Portfolio Expenses

5.   INSURANCE BENEFITS
     Changes in the Face Amount of Insurance and/or the
          Death Benefit Options
     Guaranteed Death Benefit Endorsement
     Extended Maturity Benefit Endorsement
     Exchanges and Conversion
     Additional Benefits


6.   TAXES
     In General
     Tax Status of the Policy
     Modified Endowment Contracts
     Investor Control and Diversification
     Tax Withholding
     Business Use of Policy
     Qualified Plans

7.   ACCESS TO YOUR MONEY
     Loans
     Withdrawals
     SMART(R) Distributions
     Surrender
     Maturity Date
     Minimum Value

8.   OTHER INFORMATION
     Symetra Life
     Separate Account
     Changes to the Separate Account
     General Account
     Distribution (Principal Underwriter)
     Legal Proceedings
     Right to Suspend Payments, Transfers, Loans, or
         Withdrawals
     Reports to Policy Owners
     Amendments to the Policy
     Website Information
     Financial Statements

9.   HYPOTHETICAL ILLUSTRATIONS

===============================================================================
                                 BENEFIT SUMMARY
===============================================================================
  You should refer to your policy for actual and complete terms of the policy.


--------------------------------------------------------------------------------
DEATH BENEFITS
--------------------------------------------------------------------------------

The Flexible Premium Variable Life Insurance Policy described in this prospectus is a contract between you, the owner, and Symetra Life Insurance Company, ("Symetra Life", "we" and "us"). In the policy, we promise to pay a death benefit to the named beneficiary when the insured dies. The amount of death benefit depends upon the face amount of insurance you select, any riders which may be added to your policy, and the death benefit option in effect on the date of the insured's death. You choose between two death benefit options when applying for the policy. Subject to certain restrictions, you may change death benefit options while the policy is in force.

The policy is flexible because you can vary the amount and frequency of premiums, choose between death benefit options, transfer among investment options and increase or decrease the face amount of insurance. Additional benefits may be added to your policy by rider and may require an additional monthly charge.

The policy can be used for insurance protection and estate planning, as well as for retirement and other long term financial goals. You should consider the policy in conjunction with other insurance you own.

-------------------------------------------------------------------------------
INVESTMENT OPTION BENEFITS
-------------------------------------------------------------------------------

Currently, the separate account invests in 48 sub accounts, however, not all investment options may be available for all policies. You can have money in up to 17 of the available investment options and the fixed account under the policy at any one time. We reserve the right to add, combine, restrict or remove any portfolio available as an investment option under your policy.

-------------------------------------------------------------------------------
ACCESS TO YOUR MONEY
-------------------------------------------------------------------------------

Subject to certain restrictions, you can access the money in your policy in many ways.

Surrenders. At any time while the policy is in force and the insured is alive, you may surrender your policy for the cash surrender value. Surrenders, however, may be subject to certain charges and may also have tax consequences.

Partial Withdrawal. After the first policy year, you can take money out of your policy through a partial withdrawal. There is no charge on withdrawals as long as the policy stays in force. However, withdrawals will affect the death benefit and may have tax consequences.

Transfers. You can transfer money among any of the available investment options or between the fixed account and the investment options at any time while the policy is in force and the insured is living. There is no charge on transfers. Scheduled transfer options are also available through dollar cost averaging and portfolio rebalancing.

-------------------------------------------------------------------------------
LOAN BENEFITS
-------------------------------------------------------------------------------

You may take loans in any amount up to 90% (or other maximum required by your state) of your policy cash value as non-preferred loans or preferred loans. Non-preferred loans are charged loan interest during the first ten policy years. The current loan interest rate charged on non-preferred loans under the policy is an annual effective rate of 6%. The annual effective interest rate credited on the loan amount is 4%. This results in an annualized cost to you of 2% for non-preferred loans. During the first ten policy years, preferred loans may also be available to you. Preferred loans are available when the loan amount does not exceed the total investment gain in your policy, less policy charges and existing loan amounts. There is no cost to you on preferred loans.

-------------------------------------------------------------------------------
TAX BENEFITS
-------------------------------------------------------------------------------

We intend for the policy to satisfy the definition of life insurance under the Internal Revenue Code. Therefore, the death benefit generally should be excludable from the gross income of its recipient. Similarly, you should not be deemed to be in constructive receipt of the policy value, and therefore should not be taxed on increases in the policy value until you take out a loan, make a partial withdrawal, surrender the policy, or we pay the maturity benefit. In addition, transfers of policy value are not taxable transactions.

===============================================================================
                                  RISK SUMMARY
===============================================================================
You should refer to your policy for actual and complete terms of the policy.




-------------------------------------------------------------------------------
POLICY LAPSE RISK
-------------------------------------------------------------------------------

You must have sufficient money ("cash surrender value") in your policy account to cover all policy charges or your policy will lapse. If you don't have enough money in your policy to keep it in force, you will be granted a grace period of 61 days. In that time, if we do not receive sufficient money to keep your policy in force, the policy will lapse. The risk of lapse may increase if you take partial withdrawals and policy loans. In addition, the risk of lapse is increased if you incur increased charges due to an increase in face amount or higher Cost of Insurance rates.

-------------------------------------------------------------------------------
INVESTMENT RISK
-------------------------------------------------------------------------------

The policy is designed for long term financial planning. Accordingly, the policy is not suitable as a short-term investment.

If you invest in the available portfolios under the policy, your policy will be subject to investment performance. Depending upon market conditions, you can make or lose money in any of these portfolios. Your policy value and death benefit will go up or down as a result of investment performance. You may also allocate money to the fixed account, which credits guaranteed interest. You assume the risk that the interest rate on the fixed account may decrease, although it will never be less than an annual effective guaranteed interest rate of 4%.

The risks and benefits of each portfolio are fully described in its prospectus which, if not accompanying this prospectus, is available at no charge upon request. Please refer to the prospectuses for the underlying portfolios for a complete discussion including the investment risks. There is no assurance that any of the portfolios will achieve its stated investment objective.

-------------------------------------------------------------------------------
WITHDRAWALS
-------------------------------------------------------------------------------

There are risks associated with taking withdrawals from your policy. Withdrawals reduce the number of accumulation units in the portfolios and/or the value of the fixed account. For this reason, withdrawals have an affect on your cash surrender value and the death benefit payable under your policy. They may also have tax consequences. Withdrawals also increase the risk that:

o you will not accumulate enough policy value to meet your future financial needs;
o    your policy will lose its current tax status;
o    your policy will lapse;
o    the Guaranteed Death Benefit Endorsement will terminate; or
o    your beneficiary will receive less money.


-------------------------------------------------------------------------------
TAX RISKS
-------------------------------------------------------------------------------

In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance under federal tax law, a life insurance policy must satisfy certain requirements set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a policy issued on a standard rate class basis should generally be deemed a life insurance contract under federal tax law. There is less guidance, however, with respect to policies issued on a substandard basis, and it is not clear whether such policies will in all cases satisfy the applicable requirements. In addition, your policy could be treated as a modified endowment contract (MEC) under federal tax laws. If your policy is treated as a MEC, partial or full surrenders, as well as policy loans, could incur taxes and tax penalties. We monitor the status of your policy and will advise you when you are about to perform a transaction that may cause it to become a MEC. You should consult your tax advisor to determine the impact MEC status will have on you before going forward with such a transaction.

-------------------------------------------------------------------------------
LOAN RISKS
-------------------------------------------------------------------------------

There are risks associated with policy loans. Loaned amounts do not participate in earnings from the portfolios or receive higher interest rate guarantees in the fixed account. For this reason, loans, whether or not repaid, have a permanent effect on the amount of money you are able to accumulate in your policy. Loans may also result in policy lapse if the loan amount reduces the cash surrender value to zero. Loans may have tax consequences. Please consult a tax advisor before borrowing money from your policy.

-------------------------------------------------------------------------------
INQUIRIES
-------------------------------------------------------------------------------

For general correspondence, please contact our Home Office at:
     Symetra Life Insurance Company
     PO Box 34690
     Seattle, WA 98124-1690
     1-877-796-3872

For payments, please contact our Billing Center at:
     PO Box 34815
     Seattle, WA 98124

For overnight mail, please contact us at:
     5069 154th Place NE
     Redmond, WA 98052-9669

On the internet, please go to:
     http:\\www.symetra.com

===============================================================================

                           SYMETRA SEPARATE ACCOUNT SL

                                    FEE TABLE
===============================================================================

The purpose of the Fee Table is to show you the various fees and expenses you will incur directly and indirectly by buying, owning, and surrendering the policy. The Fee Table reflects the expenses of the Separate Account as well as the portfolios.

===============================================================================
                                TRANSACTION FEES
===============================================================================

The Transactions Table describes the fees and expenses that you will pay when you buy or surrender the policy.

  CHARGE                  WHEN CHARGE IS DEDUCTED                      MAXIMUM AMOUNT DEDUCTED
--------------------------------------------------------------------------------------------------------------------------------


PREMIUM TAXES(1)       Upon payment of each premium    3.5% of each premium
--------------------------------------------------------------------------------------------------------------------------------

SURRENDER CHARGE(2)    Upon surrender or decrease in    The lesser of:
                       face amount during the first     a) 50% of the scheduled annual level premium  for years 1 through 6, or
                       10 policy years                  b) 30% of the actual premium paid in the first year, up to the annual level premium, plus 9% of all other premiums paid, less the amount of surrender.
--------------------------------------------------------------------------------------------------------------------------------

(1) States and other governmental entities (e.g., municipalities) may charge premium taxes ranging from 0% to 3.5%. The taxes charged on your premiums are based on your state of residence and are subject to change.

(2) If the surrender charge is calculated using method (a) above, the percentage will decrease by 10% per year for years 7 through 10 until there is no charge in years eleven and later.



===================================================================================================================================
                                       PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
The Periodic Charges Table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Portfolio Operating fees and expenses.
------------------------------------------------------------ ------------------- --------------------------------------------------

                                                               WHEN CHARGE IS
                          CHARGE                                  DEDUCTED                          AMOUNT DEDUCTED
                                                                                 --------------------------- ----------------------
                                                                                     GUARANTEED CHARGE            CURRENT CHARGE
------------------------------------------------------------ ------------------- --------------------------- ----------------------

COST OF INSURANCE CHARGE (1)                                      Monthly
------------------------------------------------------------ ------------------- --------------------------- ----------------------

Minimum Charge                                                                    $0.06 per $1,000 per net   $0.06 per $1,000 per
                                                                                       amount of risk         net amount of risk
------------------------------------------------------------ ------------------- --------------------------- ----------------------


Maximum Charge                                                                   $83.33 per $1,000 per net     $83.33 per $1,000 per
                                                                                       amount of risk           net amount of risk
------------------------------------------------------------ ------------------- --------------------------- ----------------------

35 year old Male Non-Smoker (2)                                                   $0.14 per $1,000 per net   $0.14 per $1,000 per
                                                                                       amount of risk          net amount of risk
------------------------------------------------------------ ------------------- --------------------------- ----------------------

                                                                   Daily
MORTALITY AND EXPENSE RISK CHARGE                                                 Annual rate of 0.70% of   Annual rate of 0.70% of
                                                                                   the average daily net     the average daily net
                                                                                    asset value of each        asset value of each
                                                                                         portfolio                  portfolio
------------------------------------------------------------ ------------------- --------------------------- ----------------------


ADMINISTRATION CHARGE                                             Monthly
------------------------------------------------------------ ------------------- --------------------------- ----------------------

     Minimum Charge                                           After 1st policy             $8.00                       $5.00
                                                                    year
------------------------------------------------------------ ------------------- --------------------------- ----------------------


     Maximum Charge                                          During 1st policy
                                                                    year                   $28.00                     $25.00
------------------------------------------------------------ ------------------- --------------------------- ----------------------

                                                         LOAN INTEREST RATES

----------------------------------------- --------------------------------- -------------------------------- ----------------------
     NET INTEREST CHARGED ON LOANS            WHEN CHARGE IS DEDUCTED                MAXIMUM RATE                   CURRENT RATE
----------------------------------------- --------------------------------- -------------------------------- ----------------------

                                            On Loan Date and each Policy         2% of the loan amount         2% of the loan amount
NON-PREFERRED LOANS                            Anniversary thereafter
----------------------------------------- --------------------------------- -------------------------------- ----------------------
PREFERRED LOANS                             On Loan Date and each Policy         0% of the loan amount         0% of the loan amount
                                               Anniversary thereafter
----------------------------------------- --------------------------------- -------------------------------- ----------------------







                                                      ADDITONAL BENEFIT CHARGES

-------------------------------------------------------------- ----------------- --------------------------------------------------
                                                                                                 AMOUNT DEDUCTED
                                                                WHEN CHARGE IS   -------------------------------------------------
              CHARGE                                              DEDUCTED            GUARANTEED CHARGE            CURRENT CHARGE
-------------------------------------------------------------- ----------------- --------------------------- ----------------------


ADDITIONAL TERM INSURANCE RIDER(1)                                 Monthly
-------------------------------------------------------------- ----------------- --------------------------- ----------------------

Minimum Charge                                                                    $0.06 per $1,000 per net   $0.05 per $1,000 per
                                                                                       amount of risk          net amount of risk
-------------------------------------------------------------- ----------------- --------------------------- ----------------------

Maximum Charge                                                                   $83.33 per $1,000 per net    $83.33 per $1,000 per
                                                                                       amount of risk           net amount of risk
-------------------------------------------------------------- ----------------- --------------------------- -----------------------


35 year old Male Non-Smoker (2)                                                   $0.14 per $1,000 per net   $0.12 per $1,000 per
                                                                                       amount of risk          net amount of risk
-------------------------------------------------------------- ----------------- --------------------------- -----------------------
20 YEAR LEVEL TERM RIDER(1)                                        Monthly
-------------------------------------------------------------- ----------------- --------------------------- ----------------------

Minimum Charge                                                                    $0.06 per $1,000 per net   $0.06 per $1,000 per
                                                                                       amount of risk           net amount of risk
-------------------------------------------------------------- ----------------- --------------------------- ----------------------

Maximum Charge                                                                   $41.12 per $1,000 per net    $25.49 per $1,000 per
                                                                                       amount of risk           net amount of risk
-------------------------------------------------------------- ----------------- --------------------------- ----------------------

35 year old Male Non-Smoker (2)
                                                                                  $0.25 per $1,000per net    $0.20 per $1,000 per
                                                                                       amount of risk          net amount of risk
-------------------------------------------------------------- ----------------- --------------------------- ----------------------

WAIVER OF PREMIUM PRIMARY INSURED(1)                               Monthly
-------------------------------------------------------------- ----------------- --------------------------- -----------------------

Minimum Charge                                                                    $0.02 per $1,000 per net   $0.02 per $1,000 per
                                                                                       amount of risk         net amount of risk
-------------------------------------------------------------- ----------------- --------------------------- ----------------------

Maximum Charge                                                                    $0.63 per $1,000 per net   $0.63 per $1,000 per
                                                                                       amount of risk           net amount of risk
-------------------------------------------------------------- ----------------- --------------------------- ----------------------
35 year old Male Non-Smoker (2)                                                   $0.03 per $1,000 per net   $0.03 per $1,000 per
                                                                                       amount of risk           net amount of risk
-------------------------------------------------------------- ----------------- --------------------------- ----------------------
WAIVER OF MONTHLY DEDUCTIONS PRIMARY INSURED(1)
                                                                   Monthly
-------------------------------------------------------------- ----------------- --------------------------- -----------------------

                                                                                  $0.02 per $1,000 per net   $0.02 per $1,000 per
                                                                                       amount of risk          net amount of risk
-------------------------------------------------------------- ----------------- --------------------------- ----------------------

Maximum Charge                                                                    $0.96 per $1,000 per net   $0.96 per $1,000 per
                                                                                       amount of risk          net amount of risk
-------------------------------------------------------------- ----------------- --------------------------- ----------------------
35 year old Male Non-Smoker(2)                                                    $0.04 per $1,000 per net   $0.04 per $1,000 per
                                                                                       amount of risk          net amount of risk
-------------------------------------------------------------- ----------------- --------------------------- ----------------------
ACCIDENTAL DEATH BENEFIT(1)
                                                                   Monthly
-------------------------------------------------------------- ----------------- --------------------------- ----------------------

Minimum Charge
                                                                                  $0.08 per $1,000 per net   $0.08 per $1,000 per
                                                                                       amount of risk         net amount of risk
-------------------------------------------------------------- ----------------- --------------------------- ----------------------

Maximum Charge                                                                    $0.48 per $1,000 per net   $0.48 per $1,000 per
                                                                                       amount of risk          net amount of risk
-------------------------------------------------------------- ----------------- --------------------------- ----------------------
35 year old Male Non-Smoker (2)                                                   $0.08 per $1,000 per net   $0.08 per $1,000 per
                                                                                       amount of risk          net amount of risk
-------------------------------------------------------------- ----------------- --------------------------- ----------------------
INSURED CHILDREN'S TERM INSURANCE
(Flat Annual Rate on $10,000 face amount)                          Monthly                 $5.00                       $5.00
-------------------------------------------------------------- ----------------- --------------------------- ----------------------
GUARANTEED INSURABILITY OPTION(1)                                  Monthly
-------------------------------------------------------------- ----------------- --------------------------- ----------------------
Minimum Charge
                                                                                  $0.06 per $1,000 per net   $0.06 per $1,000 per
                                                                                       amount of risk          net amount of risk
-------------------------------------------------------------- ----------------- --------------------------- ----------------------

Maximum Charge                                                                    $0.18 per $1,000 per net   $0.18 per $1,000 per
                                                                                       amount of risk           net amount of risk
-------------------------------------------------------------- ----------------- --------------------------- ----------------------
35 year old Male Non-Smoker(2)
                                                                                  $0.17 per $1,000 per net   $0.17 per $1,000 per
                                                                                       amount of risk          net amount of risk
-------------------------------------------------------------- ----------------- --------------------------- ----------------------

(1)   These charges, including the Monthly Cost of Insurance Charge, are based on the insured's sex, age and risk classification, the duration of the policy and the amount of insurance coverage.  The charges shown in this table may not be representative of the charges that a particular policyowner will pay. For a better understanding of how these charges affect your policy, you should request a personalized illustration from your registered representative.

(2)  The rates shown for the representative insured are 1st year rates only.



===============================================================================
                         TOTAL ANNUAL PORTFOLIO EXPENSES
===============================================================================


The Total Annual Portfolio Expense Table shows the minimum and maximum total operating expenses deducted from portfolio assets that you would have paid as of the end of the fiscal year 12/31/04. Actual expenses in the future may be higher. More detail concerning each individual Portfolio Company's fees and expenses is contained in the prospectus for each Portfolio.


--------------------------------------------------------------- ------------------------------------ -------------------------------
          TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                           Minimum                             Maximum
--------------------------------------------------------------- ------------------------------------ -------------------------------
Expenses that are deducted from portfolio assets, including
management fees, distribution (12b-1) fees and other expenses

--------------------------------------------------------------- ------------------------------------ -------------------------------



===============================================================================
                           SYMETRA SEPARATE ACCOUNT SL
                          PORTFOLIO OPERATING EXPENSES
                     (as a percentage of average net assets)
===============================================================================

The Portfolio Operating Expenses Table shows the annual operation expenses separately for each portfolio (also referred to as the fund) for the fiscal year ended December 31, 2004. In some cases, the fund advisors or other parties agree to waive or reimburse all or a portion of the portfolio expenses. For those portfolios where such an agreement exists, the expenses absent waiver or reimbursement would have been higher. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

We  have   agreements   with  each  of  the  fund  managers  that  describe  the
administrative  practices and  responsibilities of the parties. To the extent it performs  services  for the  fund,  Symetra  Life may  receive  an  asset  based administrative fee from the fund's advisor or distributor.  These fees may be up to  0.30%  per  year  and may  depend  on the  amount  we have  invested  in the portfolios.  In  addition,  the funds may make  payments to Symetra  Life or its affiliates  pursuant to a distribution and/or servicing plan adopted by the fund pursuant  to  Rule  12b-1  under  the  Investment  Company  Act  of  1940.  Such distribution or "12b-1" fees are disclosed in the table below.


=============================================== ============ =============== ============= ============= =============== ==========
                                                                                                                        Net Total
                                                                                                                         Annual
                                                                                                                        Portfolio
                                                                                              Total                     Operating
                                                              Distribution                    Annual      Contractual    Expenses
                                                Management      Service         Other       Portfolio       Expense    (After any
                                                   Fees         (12b-1)        Expenses     Operating      Waiver or  reimbursement
          PORTFOLIO                                               Fees                       Expenses    Reimbursement  and waiver
                                                                                                                        agreements)
=============================================== ============ =============== ============= ============= =============== ===========

AIM V.I. Real Estate Fund (Series I shares)
AIM V.I.  Capital Appreciation Fund (Series
II shares)
AIM V.I. Capital Development Fund (Series II shares)
AIM V.I. Growth Fund (Series I shares) 1
AIM V.I. International Growth Fund (Series II
Shares)

American Century VP Balanced
American Century VP International
American Century VP Value
American Century VP Ultra(R) Class II
American Century VP Large Company Value Class
II
American Century VP Inflation Protection Bond
Class II

The Dreyfus Socially Responsible Growth Fund,
Inc. -- Initial Shares
Dreyfus IP -  MidCap Stock Portfolio --
Initial Shares
Dreyfus IP - Technology Growth Portfolio --
Initial Shares
Dreyfus VIF -  Appreciation Portfolio --
Initial Shares
Dreyfus Stock Index Fund  -- Service Shares

Federated High Income Bond Fund II - Primary
Shares

=============================================== ============ =============== ============= ============= =============== ==========
                                                                                                                        Net Total
                                                                                                                         Annual
                                                                                                                        Portfolio
                                                                                              Total                     Operating
                                                              Distribution                    Annual      Contractual    Expenses
                                                Management      Service         Other       Portfolio       Expense    (After any
                                                   Fees         (12b-1)        Expenses     Operating      Waiver or  reimbursement
          PORTFOLIO                                               Fees                       Expenses    Reimbursement  and waiver
                                                                                                                        agreements)
=============================================== ============ =============== ============= ============= =============== ===========
Fidelity VIP Money Market Portfolio - Initial
Class shares
Fidelity VIP Equity-Income Portfolio -
Initial Class shares
Fidelity VIP Growth Portfolio - Initial Class
shares
Fidelity VIP Contrafund Portfolio - Initial
Class shares
Fidelity VIP Growth & Income Portfolio  -
Initial Class shares
Fidelity VIP Mid Cap Portfolio Series II
Shares

Fidelity VIP High Income Portfolio - Initial
Class Shares 2
Fidelity VIP Overseas Portfolio - Initial
Class Shares 2
Fidelity VIP Investment Grade Bond Portfolio
- Initial Class Shares 2
Fidelity VIP Asset Manager: Growth Portfolio
- Initial Class Shares 2
Fidelity VIP Balanced Portfolio - Initial
Class Shares 2
Fidelity VIP Index 500 Portfolio 2
Fidelity VIP Growth Opportunities Portfolio -
Initial Shares 1

Franklin Small Cap Fund - Class  2
Franklin U.S. Government  Fund - Class  2
Franklin Flex Cap Growth Fund - Class 2
Franklin Small Cap Value Fund - Class 2
Franklin In come Securities Fund - Class 2
Templeton Developing Markets Securities Fund
- Class 2
Templeton Growth Securities Fund - Class 2
Templeton Global Income Securities Fund -
Class 2
Mutual Shares Securities Fund - Class 2

ING VP Emerging Markets Fund 2

JPMorgan U.S.  Large Cap Core Equity
Portfolio 1
JPMorgan Mid Cap Value Portfolio
JPMorgan International Equity Portfolio

Pioneer Equity Income VCT Portfolio  -- Class
II Shares
----------------------------------------------- ------------ -------------- -------------- -------------- -------------- ----------
Pioneer Small Cap Value VCT Portfolio - Class
II Shares
----------------------------------------------- ------------ -------------- -------------- -------------- -------------- ----------
Pioneer Emerging Markets VCT Portfolio -
Class II Shares
----------------------------------------------- ------------ -------------- -------------- -------------- -------------- ----------
Pioneer Strategic Income VCT Portfolio -
Class II Shares
----------------------------------------------- ------------ -------------- -------------- -------------- -------------- ----------
Pioneer High Yield VCT Portfolio - Class II
Shares
----------------------------------------------- ------------ -------------- -------------- -------------- -------------- ----------

----------------------------------------------- ------------ -------------- -------------- -------------- -------------- ----------
PIMCO Commodities Fund, Administrative Shares
----------------------------------------------- ------------ -------------- -------------- -------------- -------------- ----------
PIMCO All Asset Fund, Advisor Shares

Scudder Variable Series I: Balanced Portfolio
1
Scudder Variable Series I: International
Portfolio 1

Wanger U.S. Smaller Companies 2
----------------------------------------------- ------------ -------------- -------------- -------------- -------------- ----------


The above portfolio expenses were provided by the portfolios.  We have not independently verified the accuracy of the information.
--------
1 This portfolio is only available if you have been continuously invested in it since April 30, 2003.
2  This portfolio is only available if you have been continuously invested in it since April 30, 2000.

                                POLICY DIAGRAM

This is intended as a visual representation of how your policy works. You should refer to your policy for actual and complete terms of the policy.

                                PREMIUM PAYMENTS
                You can vary the amount and the frequency

You direct premium, less state premium tax if applicable, to be invested in the fixed account and /or to the following available portfolios:
o        AIM V.I. Real Estate Fund (Series I Shares)
o        AIM V.I. Capital Appreciation Fund (Series II Shares)
o        AIM V.I. Capital Development Fund  (Series II shares)
o        AIM V.I. International Growth Fund (Series II shares)
o        American Century VP Ultra(R) Class II
o        American Century VP Large Company Value Class II
o        American Century Inflation Protection Bond Class II
o        American Century VP Balanced
o        American Century VP International
o        American Century VP Value
o        The Dreyfus Socially Responsible Growth Fund, Inc.
         - Initial Shares
o        Dreyfus IP - MidCap Stock Portfolio - Initial Shares
o        Dreyfus IP - Technology Growth Portfolio - Initial Shares
o        Dreyfus VIF - Appreciation Portfolio - Initial Shares
o        Dreyfus Stock Index Fund - Service Shares
o        Federated High Income Bond Fund II
o        Fidelity VIP Money Market Portfolio
o        Fidelity VIP Growth Portfolio
o        Fidelity VIP Contrafund Portfolio
o        Fidelity VIP Equity-Income Portfolio
o        Fidelity VIP Growth & Income Portfolio
o        Fidelity VIP Mid Cap Portfolio
o        Franklin Small Cap Fund - Class 2
o        Franklin U.S. Government Fund - Class 2
o        Franklin Income Securities Fund - Class 2
o        Franklin Flex Cap  Growth Fund - Class 2
o        Franklin Small Cap Value Fund - Class 2
o        Templeton Developing Markets Securities Fund - Class 2
o        Templeton Growth Securities Fund - Class 2
o        Templeton Global Income Securities Fund - Class 2
o        Mutual Shares Securities Fund - Class 2
o        JPMorgan Mid Cap Value Portfolio
o        JPMorgan International Equity Portfolio
o        Pioneer Equity Income VCT Portfolio - Class II Shares
o        Pioneer Small Cap Value VCT Portfolio - Class II Shares
o        Pioneer Emerging Markets VCT Portfolio - Class II Shares
o        Pioneer Strategic Income VCT Portfolio - Class II Shares
o        Pioneer High Yield VCT Portfolio - Class II Shares
o        PIMCO Commodities Fund - Administrative Shares
o        PIMCO All Asset Fund - Advisor Shares


                                    EXPENSES

o    Monthly charge for cost of insurance and cost of any riders.

o Current charge for administrative expenses of $25.00 each month for the first year, $5.00 each month thereafter.

o Daily charge, at an annual rate of 0.70% from the sub accounts for mortality and expense risks. This charge is not deducted from the fixed account.

o    Investment   advisory  fees  and  fund  expenses  are  deducted  from  each portfolio.

                                    BENEFITS
LIVING BENEFITS:

o Policy loans are available during the first 10 policy years at 2% net interest.

o Preferred policy loans and all loans following the tenth policy anniversary have a zero net interest rate.

o You can surrender the policy at any time for its cash surrender value which may be subject to charges and tax consequences.

o You can make withdrawals after the first policy anniversary (subject to certain restrictions). The death benefit will be reduced by the amount of the withdrawal and may be subject to tax consequences.

RETIREMENT PLANNING:

o You can supplement retirement income by making scheduled loans and/or withdrawals.

DEATH BENEFITS:

o    Death benefits are income tax free to the beneficiary.

o Lifetime income to the beneficiary is available in a variety of settlement options.

o    A Guaranteed Death Benefit Endorsement may be added to certain policies.

------------------------------------------------------------------------------
1. THE POLICY
------------------------------------------------------------------------------

The Flexible Premium Variable Life Insurance Policy described in this prospectus is a contract between you, the owner, and Symetra Life Insurance Company, ("Symetra Life", "we" and "us"). While the policy is in force, we promise to pay a death benefit to the named beneficiary when the insured dies.

The policy is called "flexible" because you can vary the amount and frequency of premiums, choose between death benefit options, and increase or decrease the face amount of insurance.

The policy is called "variable" because you can choose among the available variable investment portfolios in which you can make or lose money depending upon market conditions. The investment performance of the portfolio(s) you choose affects the value of your policy and may affect whether your policy lapses.

The policy also has a fixed account. Your money earns interest at a rate we set. The annual effective interest rate will never be less than 4% and is guaranteed for at least 12 months.

The policy benefits from tax deferral. While the insured is living, you pay no tax on policy earnings unless you take money out. When the insured dies, the death benefit is paid to your named beneficiary free from federal income tax.

To purchase a policy, you must submit an application, the full initial premium, and provide evidence of insurability satisfactory to us. Before accepting an application, we conduct underwriting to determine insurability. A simplified underwriting process is available for applications solicited in specific marketing groups. The process involves a simplified application and the elimination of some routine underwriting requirements. If you purchase your policy through a simplified underwriting program, however, you cannot receive a preferred risk class and will not be eligible for the most competitive insurance rates. We reserve the right to reject any application or premium.

OWNER
The owner of the policy is as shown on the policy application unless changed. You, as owner, may exercise all ownership rights under the policy.

INSURED
The insured is the person whose life is covered under the policy. The owner can be, but does not have to be, the same as the insured.

BENEFICIARY
The beneficiary is the person or entity you choose to receive the death benefit when the insured dies.

ASSIGNMENT
You may assign the policy. The assignment will become effective when we receive written notification. Your rights and those of any other person under the policy are subject to the assignment. We are not responsible for the validity of any assignments. An absolute assignment will be considered a change of ownership.

-------------------------------------------------------------------------------
2. PREMIUMS
------------------------------------------------------------------------------

Scheduled premium amounts are determined based on the insured's sex, age and risk classification, the duration of the policy, the amount of insurance coverage, and the cost of any additional benefits provided by riders to the policy. Paying scheduled premiums is optional. If you pay scheduled premiums on time and in full, there is no guarantee that the policy will not lapse (subject to the Guaranteed Death Benefit Endorsement). See Section 5 - Insurance Benefits. You may purchase the policy by delivering a check for the full initial premium to us directly or to your registered representative. Your premium checks should be made payable to Symetra Life Insurance Company. You may choose to pay premiums directly to us or through a pre-authorized transfer from a bank account. You may change the method of paying premiums at any time without charge. If you choose to pay premiums on a direct monthly basis rather than by electronic funds transfer, the initial premium must be sufficient to cover all policy charges for a period of at least two months. If you choose electronic funds transfer, then the initial premium is equal to one monthly premium. Upon payment of the initial premium, we may provide temporary insurance, subject to a maximum amount. The effective date of the permanent insurance coverage is dependent upon the completion of all underwriting requirements, payment of the initial premium, and delivery of the policy while the insured is still living.

Additional premium payments may be made at any time while the policy is in force and may be necessary to prevent policy lapse. Premium payments are normally credited to your policy on the same day as receipt by us, however, check payments mailed to the Billing Center that are not accompanied by a billing statement, will postpone crediting your policy for up to two business days. In addition, if your premium is received without the necessary information we need to process it, processing delays will occur as we attempt to contact you to get the necessary information. If we cannot get all the required information within five business days, we will return your payment.

We reserve the right to require satisfactory evidence of insurability before accepting any premium payment that would result in an increase in the net amount of coverage at risk. We will refund any portion of any premium payment we determine to be in excess of the premium limit established by law to qualify the policy as life insurance. We may also require that any existing policy loans be repaid prior to accepting any additional premium payments. See "Loans" in
Section 7-Access to Your Money. Additional premium payments or other changes to the policy can jeopardize a policy's tax status. We will monitor premiums paid and other policy transactions and will notify you when the policy becomes a modified endowment contract as described in Section 6.

ALLOCATION OF PREMIUM AND CASH VALUE
You designate how your premiums are to be allocated when you apply for a policy. You may change the way future premiums are allocated by giving written notice to us. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of the allocations must equal 100%.

If at the time a policy is issued, you elect to pay your initial and subsequent premiums by electronic funds transfer, the initial premium will be invested in the portfolios and/or fixed account according to your allocation instructions. The premium will be effective the date the funds were received.

If you choose a payment method other than electronic funds transfer, all premiums received within 25 days from the effective date of the policy will be invested in the Money Market portfolio. On the 26th day your money will be transferred to the portfolios and/or fixed account in accordance with your allocation instructions.

Subsequent payments will be allocated to the portfolios and/or fixed account, according to the allocation instructions we have at that time. You may change your premium allocations at any time.

Any amounts allocated to the portfolios are effective and valued as of the next close of the New York Stock Exchange ("NYSE"). This is usually 4:00 p.m. Eastern time. If for any reason the NYSE has closed for the day prior to our receipt of your money, it will be valued as of the close of the NYSE on its next regular business day.

The policy value is equal to the sum of the amount you have in the available portfolios and the fixed account under the policy at any one time. The value of your policy can change daily depending upon market conditions.

The net cash surrender value is equal to the policy value minus any surrender charges, outstanding loans or loan interest.

ACCUMULATION UNITS
The value of the variable portion of your policy will go up or down depending upon the investment performance of the portfolio(s) you choose. In order to keep track of this, we use a unit of measure called an accumulation unit which works like a share of a mutual fund.

We calculate the value of an accumulation unit for each portfolio after the NYSE closes each day. To determine the current accumulation unit value, we take the prior day's accumulation unit value and multiply it by the net investment factor for the current day.

The net investment factor is used to measure the daily change in accumulation unit value for each portfolio. The net investment factor equals:

o the net asset value per share of a portfolio at the end of the current day plus the per share amount of any dividend or income distributions made by the portfolio that day; divided by

o the net asset value per share of a portfolio at the end of the prior day plus the per share amount of any dividend or income distributions made by the portfolio that day; minus

o the daily insurance charges and any taxes Symetra Life may incur on earnings attributable to the applicable policies, expressed as a percentage of the total net assets of the portfolio.

The value of an accumulation unit may go up or down from day to day.

When you make premium payments or transfers into a portfolio, we credit your policy with accumulation units. Conversely, when you request a withdrawal or a transfer of money from a portfolio, accumulation units are liquidated. In either case, the increase or decrease in the number of your accumulation units is determined by taking the amount of the premium payment, transfer or withdrawal and dividing it by the value of an accumulation unit on the date the transaction occurs.

     Example: Assume that on Monday, we receive a $1,000 premium payment from you before the NYSE closes. You have told us you want this to go to the Fidelity VIP Growth Portfolio. When the NYSE closes on that Monday, we determine that the value of an accumulation unit for the Fidelity VIP Growth Portfolio is $34.12.We then divide $1,000 by $34.12 and credit your policy on Monday night with 29.31 accumulation units for the Fidelity VIP Growth Portfolio.

POLICY LAPSE AND GRACE PERIOD
You must have enough money in your policy to cover the monthly deductions and any surrender charges. These are described in Section 4- Expenses. If you don't have enough money to cover these charges, we will send written notice to you and any assignee of record. A grace period of 61 days begins as of the date notice is sent. We will tell you how much money (either a loan repayment or a premium payment) you need to send us to keep your policy in force. The amount will be enough to cover all the policy charges for three months and will be calculated in the same manner as prior to lapse.

If we don't receive this amount before the end of the grace period, all coverage under the policy will terminate and you will receive no benefits. If your policy ends without value ("lapses"), we will send written notice to you and any assignee of record. If the insured dies during the grace period, we will pay the death benefit to the beneficiary less any outstanding loans or charges. The grace period provisions don't apply if the Guaranteed Death Benefit Endorsement is in effect. See Section 5 - Insurance Benefits.

REINSTATEMENT
If your policy lapses, you have five years from the end of the grace period and while the insured is living, to request reinstatement of your policy. Reinstatement allows you to keep your original policy anniversary date and may or may not result in lower policy charges than you would incur under a new policy. To reinstate your policy you must:

o    provide us satisfactory evidence of insurability;

o pay enough premium to cover policy charges for three months after the reinstatement date;

o    pay any indebtedness that existed at the end of the grace period; and

o pay enough premium to cover the monthly deductions that were due during the grace period.

Unlike many companies, we do not ask you to pay premium for the period after the policy lapsed and before reinstatement, nor is there insurance coverage for this period. Coverage will be reinstated effective the date we approve your reinstatement application.

You may not reinstate a policy that you surrendered for policy value.

RIGHT TO EXAMINE
You may examine the policy and if for any reason you are not satisfied, you may cancel the policy by returning it to us with a written request for cancellation by the later of: (a) the 30th day after receipt; or (b) the 45th day after Part I of the application was signed. If you cancel the policy, Symetra Life will refund an amount equal to the premium payments made under the policy. If you elect to use electronic funds transfer for your initial premium payment and cancel the policy under this provision, you will be refunded an amount equal to your initial premium payment despite any investment loss. If required by state law, we will also refund any investment gain along with your initial premium payment. Your availability to choose investments may be limited during part of the right to examine period. See Section 2 --- Allocation of Premium and Cash Value.



-------------------------------------------------------------------------------
                              3. INVESTMENT OPTIONS
-------------------------------------------------------------------------------

VARIABLE INVESTMENT OPTIONS
The following portfolios are currently offered to policy owners through the divisions (or "subaccounts") of the Separate Account. Each subaccount invests exclusively in a particular portfolio. The portfolios are not offered directly to the public, but are available to life insurance companies as investment options for variable life insurance policies and variable annuity contracts.

The name, investment objective and investment adviser of the portfolios offered under this policy are listed below. There is no assurance that any of the portfolios will achieve their stated objective. You can find more detailed information about the portfolios, including a description of risks and expenses, in the prospectuses for the portfolios, which can be obtained without charge by contacting our Home Office. You can have money in up to 17 available portfolios and the fixed account at any one time. Not all portfolios listed below may be available for all policies. You should read the prospectuses carefully before investing. The portfolio information below was provided by the portfolios. We have not independently verified the accuracy of the information.



                   Portfolio Name                           Investment Objective                 Investment Adviser
------------------------------------------------- ---------------------------------------------- ----------------------------------

AIM Variable Insurance Funds
-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Real Estate Fund (Series I shares)        Growth of capital.                           A I M Advisors, Inc.
Formerly INVESCO VIF Real Estate Opportunity
Fund

------------------------------------------------- ---------------------------------------------- ----------------------------------

AIM V.I. Capital Appreciation Fund (Series II
shares)
------------------------------------------------- ---------------------------------------------- -----------------------------------

AIM V.I. Capital Development Fund                 Long-Term growth of capital.                   A I M Advisors, Inc.
(Series II shares)

--------------------------------------------- ---------------------------------------------- ---------------------------------------

AIM V.I. International Growth Fund                Long-Term growth of capital.                   A I M Advisors, Inc.
(Series II shares)

------------------------------------------------- ---------------------------------------------- -----------------------------------

                   Portfolio Name                 Investment Objective                           Investment Adviser
------------------------------------------------- ---------------------------------------------- ----------------------------------
American Century Variable Portfolios, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced                      The fund seeks long-term capital growth and    American Century Investment
                                                  current income by investing approximately       Management, Inc.
                                                  60% of its assets in equity securities and
                                                  the remainder in bonds and other fixed
                                                  income securities.  In selecting stocks for
                                                  the portfolio of VP Balanced, the fund
                                                  managers select primarily from the largest
                                                  1,500 publicly traded US companies. The
                                                  fixed income portion of the fund is invested
                                                  in a diversified portfolio of high-grade
                                                  securities.
------------------------------------------------- ---------------------------------------------- ----------------------------------
American Century VP International                 The fund seeks capital growth.  The fund      American Century Investment
                                                  managers look for stocks of growing foreign    Management, Inc.
                                                  companies. The investment strategy of the
                                                  fund is based on the belief that, over the
                                                  long term, stocks of companies with earnings
                                                  and revenue growth have a
                                                  greater-than-average chance to increase in
                                                  value.
------------------------------------------------- ---------------------------------------------- ----------------------------------
American Century VP Value                         The fund seeks long-term capital growth.       American Century Investment
                                                  Income is a secondary objective.  In            Management, Inc.
                                                  selecting stocks for VP Value, fund managers
                                                  look for companies whose stock price is less
                                                  than they believe the company is worth. The
                                                  managers attempt to purchase the stock of
                                                  these undervalued companies and hold them
                                                  until their stock price has increased to, or
                                                  is higher than, a level the managers believe
                                                  more accurately reflects the fair value of
                                                  the company.
------------------------------------------------- ---------------------------------------------- ----------------------------------
American Century VP Ultra(R)  Class II             The fund seeks long-term capital growth.     American Century Investment
                                                  The fund looks for common stocks of growing     Management, Inc.
                                                  companies. The basis of the strategy used by
                                                  the fund is that, over the long term, stocks
                                                  of companies with earnings and revenue
                                                  growth have a greater-than-average chance to
                                                  increase in value.
------------------------------------------------- ---------------------------------------------- ----------------------------------
American Century VP Large Company Value Class II
------------------------------------------------- ---------------------------------------------- ----------------------------------
American Century VP Inflation Protection Bond
Class II
------------------------------------------------- ---------------------------------------------- ----------------------------------

Dreyfus Investment Portfolios ("Dreyfus IP")
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus IP - MidCap Stock Portfolio - Initial      The portfolio seeks investment results that   The Dreyfus Corporation
Shares                                             are greater than the total return
                                                   performance of publicly traded common
                                                   stocks of medium size domestic companies in
                                                   the aggregate, as represented by the
                                                   Standard & Poor's MidCap 400 (R) Index ("S&P
                                                   400"). To pursue this goal, the portfolio
                                                   normally invests at least 80% of its assets
                                                   in stocks of mid-size companies.

                  Portfolio Name                 Investment Objective                           Investment Adviser
------------------------------------------------- ---------------------------------------------- ----------------------------------
Dreyfus IP - Technology Growth Portfolio -        The portfolio seeks capital appreciation. To   The Dreyfus Corporation
Initial Shares                                    pursue this goal, the portfolio normally
                                                  invests at least 80% of its assets in the
                                                  stocks of growth companies of any size that
                                                  Dreyfus believes to be leading producers or
                                                  beneficiaries of technological innovation.

------------------------------------------------- ---------------------------------------------- ----------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.-
Initial Shares
-----------------------------------------------------------------------------------------------------------------------------------
   The Dreyfus Socially Responsible Growth        The fund seeks to provide capital growth,      The Dreyfus Corporation
   Fund, Inc. -Initial Shares                     with current income as a secondary goal. To
                                                  pursue these goals, the fund, under normal
                                                  circumstances, invests at least 80% of its
                                                  assets in the common stocks of companies
                                                  that, in the opinion of the fund's
                                                  management, meet traditional investment
                                                  standards and conduct their business in a
                                                  manner that contributes to the enhancement
                                                  of the quality of life in America.

------------------------------------------------- ---------------------------------------------- ----------------------------------
Dreyfus Variable Investment Fund ("Dreyfus VIF")
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF - Appreciation Portfolio - Initial    The portfolio seeks long-term capital growth   The Dreyfus Corporation
Shares                                            consistent with the preservation of            Sub-Advised by Fayez Sarofim & Co.
                                                  capital.  Its secondary goal is current
                                                  income. To pursue these goals, the portfolio
                                                  invests at least 80% of its assets in common
                                                  stocks.  The portfolio focuses on "blue
                                                  chip" companies with total market
                                                  capitalizations of more than $5 billion at
                                                  the time of purchase, including
                                                  multinational companies.

------------------------------------------------- ---------------------------------------------- ----------------------------------
Dreyfus Stock Index Fund - Service Shares         The fund seeks to match the total return of    The Dreyfus Corporation
                                                  the Standard & Poor's 500 Composite Stock      Mellon Equity Associates serves as
                                                  Price Index. To pursue this goal, the fund     the fund's index fund manager
                                                  generally invests in all 500 stocks in the
                                                  S&P 500(R) in proportion to their weighting in
                                                  the index.

------------------------------------------------- ---------------------------------------------- ----------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                The Fund's investment objective is to seek     Federated Investment Management
                                                  high current income. The Fund pursues its      Company
                                                  investment objective by investing primarily
                                                  in a diversified portfolio of high-yield,
                                                  lower-rated corporate bonds (also known as
                                                  "junk bonds").

------------------------------------------------- ---------------------------------------------- ----------------------------------
Fidelity(R) Variable Insurance Products
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                     Fidelity  VIP  Growth   Portfolio   seeks  to  Fidelity Management & Research
                                                  achieve capital appreciation.                  Company

------------------------------------------------- ---------------------------------------------- ----------------------------------
Fidelity VIP Contrafund(R) Portfolio              Fidelity VIP Contrafund(R) Portfolio seeks     Fidelity Management & Research
                                                  long-term capital appreciation.                Company
------------------------------------------------- ---------------------------------------------- ----------------------------------

 Portfolio Name                                    Investment Objective                           Investment Adviser
------------------------------------------------- ---------------------------------------------- ---------------------------------
Fidelity VIP Growth & Income Portfolio            Fidelity VIP Growth & Income Portfolio seeks   Fidelity Management & Research
                                                  high total return through a combination of     Company
                                                  current income and capital appreciation.
------------------------------------------------- ---------------------------------------------- ----------------------------------
Fidelity VIP Equity-Income Portfolio              Fidelity VIP Equity-Income Portfolio seeks    Fidelity Management & Research
                                                  reasonable income. The fund will also         Company
                                                  consider the potential for capital
                                                  appreciation. The fund's goal is to achieve
                                                  a yield which exceeds the composite yield on
                                                  the securities comprising the Standard &
                                                  Poor's 500SM Index (S&P 500(R)).
------------------------------------------------- ---------------------------------------------- ----------------------------------
Fidelity VIP Money Market Portfolio               Fidelity VIP Money Market Portfolio seeks as  Fidelity Management & Research
                                                  high a level of current income as is          Company
                                                  consistent with preservation of capital and
                                                  liquidity.
------------------------------------------------- ---------------------------------------------- ----------------------------------
Fidelity VIP Mid Cap Portfolio
------------------------------------------------- ---------------------------------------------- ----------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund - Class 2                 Seeks long-term capital growth.  The Fund      Franklin Advisers, Inc
                                                  normally invests at least 80% of its net
                                                  assets in investments of small
                                                  capitalization companies. For this Fund,
                                                  small-cap companies are those with market
                                                  capitalization values not exceeding (i) $1.5
                                                  billion or (ii) the highest market
                                                  capitalization value in the Russell 2000(R)
                                                  Index, whichever is greater, at the time of
                                                  purchase.
------------------------------------------------- ---------------------------------------------- ----------------------------------
Franklin U.S. Government Fund - Class 2           Seeks income.  The Fund normally invests at    Franklin Advisers, Inc.
                                                  least 80% of its net assets in U.S.
                                                  government securities, primarily fixed and
                                                  variable rate mortgage-backed securities.

------------------------------------------------- ---------------------------------------------- ----------------------------------
Franklin Income Securities Fund - Class 2
------------------------------------------------- ---------------------------------------------- ----------------------------------
Franklin Flex Cap Growth - Class 2
------------------------------------------------- ---------------------------------------------- ----------------------------------
Franklin Small Cap Value - Class 2
------------------------------------------------- ---------------------------------------------- ----------------------------------
Mutual Shares Securities Fund - Class 2           Seeks capital appreciation, with income as a   Franklin Mutual Advisers, LLC
                                                  secondary goal. The Fund normally invests
                                                  mainly in U.S. equity securities that the
                                                  Fund's manager believes are available at
                                                  market prices less than their value based on
                                                  certain recognized or objective criteria,
                                                  including undervalued stocks, merger/risk
                                                  arbitrage securities and distressed
                                                  companies.
------------------------------------------------- ---------------------------------------------- ----------------------------------
Templeton Developing Markets Securities Fund -    Seeks long-term capital appreciation. The      Templeton Asset Management Ltd.
 Class 2                                          Fund normally invests at least 80% of its
                                                  net assets in emerging market investments.
------------------------------------------------- ---------------------------------------------- ----------------------------------

 Portfolio Name                                    Investment Objective                           Investment Adviser
------------------------------------------------- ---------------------------------------------- ----------------------------------
Templeton Growth Securities Fund - Class 2        Seeks long-term capital growth.  The Fund      Templeton Global Advisors Limited
                                                  normally invests mainly in equity securities   The Fund's sub-advisor, under an
                                                  of companies located anywhere in the world,    agreement with Templeton Global
                                                  including those in the U.S. and in emerging    Advisors, Limited is  Templeton
                                                  markets.                                       Asset Management Limited

------------------------------------------------- ---------------------------------------------- ----------------------------------
Templeton Global Income Securities Fund -
Class 2
------------------------------------------------- ---------------------------------------------- ----------------------------------

J.P. Morgan Series Trust II
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Mid Cap Value Portfolio                  The Portfolio seeks growth from capital        J.P. Morgan Investment
                                                  appreciation.                                  Management Inc.

------------------------------------------------- ---------------------------------------------- ----------------------------------
JPMorgan International Equity Portfolio           The Portfolio seeks to provide high total      J.P. Morgan Investment Management
(formerly JPMorgan International Opportunities    return from a portfolio of equity securities   Inc.
Portfolio)                                        of foreign companies.

------------------------------------------------- ---------------------------------------------- ----------------------------------
Pioneer Variable Contracts Trust
-----------------------------------------------------------------------------------------------------------------------------------
Pioneer Equity Income VCT Portfolio - Class II    Current income and long-term growth of         Pioneer Investment Management, Inc.
Shares                                            capital from a portfolio consisting
                                                  primarily of income producing equity
                                                  securities of U.S. corporations.

------------------------------------------------- ---------------------------------------------- ----------------------------------
Pioneer Small Cap Value VCT Portfolio - Class     Capital growth by investing in a diversified   Pioneer Investment Management, Inc.
II Shares                                         portfolio of securities consisting primarily
                                                  of common stocks.

------------------------------------------------- ---------------------------------------------- ----------------------------------
Pioneer Emerging Markets VCT Portfolio - Class    Long-term growth of capital.                   Pioneer Investment Management, Inc.
II Shares

------------------------------------------------- ---------------------------------------------- ----------------------------------
Pioneer Strategic Income VCT Portfolio - Class    A high level of current income.                Pioneer Investment Management, Inc.
II Shares

------------------------------------------------- ---------------------------------------------- ----------------------------------
Pioneer High Yield VCT Portfolio - Class II       Maximize total return through a combination    Pioneer Investment Management, Inc.
Shares                                            of income and capital appreciation.

------------------------------------------------- ---------------------------------------------- ----------------------------------
PIMCO
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO Commodities Fund, Administrative Shares
------------------------------------------------- ---------------------------------------------- ----------------------------------
PIMCO All Asset Fund, Advisor Shares
------------------------------------------------- ---------------------------------------------- ----------------------------------
                                     THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN
                                          CONTINUOUSLY INVESTED IN THEM SINCE APRIL 30, 2003
-----------------------------------------------------------------------------------------------------------------------------------

       Portfolio Name                                Investment Objective                        Investment Adviser
------------------------------------------------- ---------------------------------------------- ----------------------------------
AIM Variable Insurance Funds
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                              Growth of Capital                              A I M Advisors, Inc.
(Series I shares)

------------------------------------------------- ---------------------------------------------- ----------------------------------

 Portfolio Name                                      Investment Objective                        Investment Adviser
------------------------------------------------- ---------------------------------------------- ----------------------------------
Fidelity(R) Variable Insurance Products
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio       Fidelity VIP Growth Opportunities Portfolio    Fidelity Asset Management &
                                                  seeks to provide capital growth.               Research Company

------------------------------------------------- ---------------------------------------------- ----------------------------------
J.P. Morgan Series Trust II
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan U.S. Large Cap Core Equity Portfolio     The Portfolio seeks to provide high total      J.P. Morgan Investment
                                                  return from a portfolio of selected equity     Management Inc.
                                                  securities.

------------------------------------------------- ---------------------------------------------- ----------------------------------
Scudder Variable Series I
-----------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Series I: Balanced Portfolio     The portfolio seeks a balance of growth and    Deutsche Investment  Management
                                                  income from a diversified portfolio of         Americas, Inc.
                                                  equity and fixed-income securities.  In
                                                  deciding which types of securities to buy
                                                  and sell, the portfolio managers first
                                                  analyze the overall financial climate,
                                                  including interest rates, capital flows and
                                                  inflation, among other factors.  The
                                                  portfolio normally invests 50-75% of net
                                                  assets in common stocks and other equities
                                                  and 25-50% of net assets in investment grade
                                                  bonds and other fixed-income securities.

------------------------------------------------- ---------------------------------------------- ----------------------------------
Scudder Variable Series I: International          The portfolio seeks long-term growth of        Deutsche Investment  Management
Portfolio                                         capital primarily through diversified          Americas, Inc.
                                                  holdings of marketable foreign equity
                                                  investments. The portfolio invests primarily
                                                  in common stocks of established companies
                                                  listed on foreign exchanges, which the
                                                  portfolio management team believes have
                                                  favorable characteristics.
------------------------------------------------- ---------------------------------------------- ----------------------------------
                                     THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN
                                          CONTINUOUSLY INVESTED IN THEM SINCE APRIL 30, 2000
-----------------------------------------------------------------------------------------------------------------------------------

                   Portfolio Name                                Investment Objective                        Investment Adviser
------------------------------------------------- ---------------------------------------------- ----------------------------------

ING VP Emerging Markets Fund, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
ING VP Emerging Markets Fund                      The Fund seeks long-term growth of capital     ING Investments, LLC
                                                  primarily through investment in equity         Sub-Advised by ING Investment
                                                  securities and equity equivalents of           Management Advisors B.V.
                                                  emerging market companies.  The investment
                                                  objective may not be changed without
                                                  shareholder approval.

------------------------------------------------- ---------------------------------------------- ---------------------------------
Fidelity(R) Variable Insurance Products
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                Fidelity VIP High Income Portfolio seeks a     Fidelity Management & Research
                                                  high level of current income, while also       Company
                                                  considering growth of capital.
------------------------------------------------- ---------------------------------------------- ----------------------------------
Fidelity VIP Overseas Portfolio                   Fidelity VIP Overseas Portfolio seeks          Fidelity Management & Research
                                                  long-term growth of capital.                   Company
------------------------------------------------- ---------------------------------------------- ---------------------------------
Fidelity VIP Investment Grade Bond Portfolio      Fidelity VIP Investment Grade Bond Portfolio   Fidelity Management & Research
                                                  seeks as high a level of current income as     Company
                                                  is consistent with the preservation of
                                                  capital.

------------------------------------------------- ---------------------------------------------- ----------------------------------
Fidelity VIP Asset Manager: Growth Portfolio      Fidelity VIP Asset Manager: Growth Portfolio   Fidelity Management & Research
                                                  seeks to maximize total return by allocating   Company
                                                  its assets among stocks, bonds, short-term
                                                  instruments, and other investments.

------------------------------------------------- ---------------------------------------------- ----------------------------------
Fidelity VIP Balanced Portfolio                   Fidelity VIP Balanced Portfolio seeks income   Fidelity Management & Research
                                                  and capital growth consistent with              Company
                                                  reasonable risk.

------------------------------------------------- ---------------------------------------------- ----------------------------------
Fidelity VIP Index 500 Portfolio                  Fidelity VIP Index 500 Portfolio seeks         Fidelity Management & Research
                                                  investment results that correspond to the      Company Sub-Advised by Geode
                                                  total return of common stocks publicly         Capital Management, LLC
                                                  traded in the United States, as represented
                                                  by the S&P 500.

------------------------------------------------- ---------------------------------------------- ---------------------------------
Wanger Advisors Funds
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                     Long-term growth of capital.  Invests          Columbia Wanger Asset Management,
                                                  primarily in stocks of small- and              L.P.
                                                  medium-size U.S. companies with
                                                  capitalizations of less than $5 billion at
                                                  time of purchase.

------------------------------------------------- ---------------------------------------------- ----------------------------------

In addition to the Separate Account, the portfolios may sell shares to other separate investment accounts established by us or by other insurance companies to support variable life insurance policies and variable annuity contracts or qualified retirement plans. It is possible that, in the future, material conflicts could arise as a result of companies or plans sharing investments in the same portfolio. For more information about the risks associated with the use of the same funding vehicle for both variable life insurance and variable annuity contracts of various insurance companies and/or qualified retirement plans, see the prospectuses of the portfolios that accompany this prospectus or that are available upon request.

The investment performance for the portfolios may differ substantially from publicly traded mutual funds with similar names and objectives. There can be no assurance, and we make no representation that the investment performance of the portfolios will be comparable to any other portfolio, even those with the same investment objectives and policies and advisor or manager.

We may receive payments or revenues from some or all of the portfolios or their investment advisors, administrators, and/or distributors (or their affiliates) in connection with administrative or other services provided with respect to the portfolios. The amounts we receive, if any, may be different for different portfolios, and may depend on how much of our policy value is invested in the applicable portfolios.

CHANGES TO THE INVESTMENT OPTIONS
We reserve the right to add, combine, restrict, or remove any portfolio as an investment option under your policy. If any shares of the portfolios are no longer available, or if in our view no longer meet the purpose of the policy, it may be necessary to substitute shares of another portfolio. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. It may also be necessary to close portfolios to allocations of new purchase payments by existing or new policy owners and we reserve the right to do so at any time and in our discretion. We will seek prior approval of the SEC (to the extent required by law) and give you notice before making any changes to the investment options.

VOTING RIGHTS
Symetra Life is the legal owner of the portfolios' shares. However, when a portfolio solicits proxies in connection with a shareholder vote, we are required to ask you for instructions as to how to vote those shares. The portfolio shares are voted in accordance with the instructions we receive from you. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. You have no voting rights with respect to values in the fixed account.

DISREGARD OF VOTING INSTRUCTIONS
Symetra Life may, when required to do so by state insurance authorities, vote shares of the funds without regard to instructions from owners if such instructions would require the shares to be voted to cause any portfolio to make (or refrain from making) investments which would result in changes in the sub-classification or investment objectives of the portfolio. Symetra Life may also disapprove changes in the investment policy initiated by the owners or trustees of the portfolios. Symetra Life will disapprove such changes if it believes disapproval is reasonable and it determines in good faith that the change would:

o    violate state or federal law;

o    be inconsistent with the investment objectives of the portfolios; or

o vary from the general quality and nature of investments and investment techniques used by other portfolios with similar investment objectives and underlying other variable policies offered by Symetra Life or of an affiliated life insurance company.

In the event that Symetra Life does disregard voting instructions, a summary of this action and the reasons for such action will be included in the next semi-annual report to owners.

FIXED ACCOUNT
The policy also offers a fixed account with interest rates that are set and guaranteed by Symetra Life for at least 12 months. Annual effective guaranteed interest rates will never be less than 4%.

TRANSFERS AMONG PORTFOLIOS AND THE FIXED ACCOUNT
You can transfer money among any of the available portfolios and the fixed account. In addition to the fixed account, you can have money in up to 17 portfolios at any one time. Transfers to or from the portfolios will take effect on the next close of the NYSE after we receive the request at our Home Office. Transfer requests received at our Billing Center, will delay processing for two business days. Amounts equal to loans and loan interest are not available for transfer. We will accept transfers by signed written request or by telephone. We reserve the right to limit transfers from the fixed account in the following manner:


o    postpone the transfer for 30 days;

o reduce the amount of the transfer to not more than 25% of the amount available for transfer in the fixed account; and

o limit the total number of transfers to one per policy year. If limited, the transfer will be effective on the policy anniversary after the date we receive it.

We reserve the right to modify, suspend or terminate transfer privileges at any time.

TRANSFER TRANSACTIONS AVAILABLE
We will accept transfer requests by signed written request or by telephone. Each transfer must identify:

o    your policy;

o    the amount of the transfer; and

o    which investment options are affected.

Telephone transactions are available for allocation changes, transfer between portfolios and the fixed account, portfolio rebalancing and dollar cost averaging.

Transfers by telephone will be accepted if we have properly signed authorization on record. You may authorize someone else to make transfers by telephone on your behalf. We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We tape record all telephone instructions.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe weather emergencies, or there may be interruptions in telephone service beyond our control. Moreover, if the volume of calls is unusually high, we may not have someone immediately available to receive your order.

You also should protect your personal identification number ("PIN") because self-service options will be available to anyone who provides your PIN. We will not be able to verify that the person using your PIN and providing instructions is you or a person authorized by you.

We reserve the right to modify, suspend, or terminate transfer privileges at any time for some or all policy owners. In addition, if we receive a transfer request that is to be allocated to the fixed account and we are not able to invest the money such that we can credit at least the minimum guaranteed interest rate, we reserve the right to reject the portion of the transfer request that was to be allocated to the fixed account.

SCHEDULED TRANSFERS
You can initiate the following scheduled transfers among your investment options free of charge. Once started, these scheduled transfers will continue until you instruct us to stop or all money has been transferred out of the source investment option.

Dollar Cost Averaging. This strategy is designed to achieve a lower average cost per unit over time. It does not assure a profit nor protect against a loss. Investing should continue at a consistent level in both market ups and downs. You can systematically transfer set amounts on a monthly, quarterly, semi-annual or annual basis , from any portfolio or the fixed account to any of the other portfolios.

Portfolio Rebalancing. After your money has been invested, the performance of the portfolios may cause the percentage in each portfolio to change from your original allocations. You can instruct us to adjust your investment in the portfolios to maintain a predetermined mix on a monthly, quarterly, semi-annual or annual basis. Portfolio Rebalancing can be used with Dollar Cost Averaging.

LIMITS ON EXCESSIVE TRANSFERS AND MARKET TIMING ACTIVITY
The contract and the portfolios are not designed for excessive short term trading or professional market timing, or for organizations or other persons that make large, or frequent transfers. Such trading activity may be disruptive to portfolio management strategies by causing forced and unplanned portfolio turnover, and increased trading and transaction costs. In addition, these activities may require a portfolio to maintain liquid assets rather than investing them for growth, resulting in lost opportunity costs that must be indirectly borne by contract owners. These disruptive activities may increase expenses and adversely affect portfolio performance, thereby negatively impacting long-term contract owners.

Therefore, we have established certain policies and procedures to aid us in deterring contract owners that may be engaging in frequent trading and/or market timing activities. These policies and procedures may restrict or eliminate the right to make transfers among portfolios if such rights are executed by you, a market timing firm or other third party authorized to initiate transfers or exchange transactions on your behalf.

In order to enforce these procedures, we review trading volumes every day in each portfolio offered in your contract. Although we cannot detect all cases of professional market timing or short term trading, we will note large or unusual trading volumes and determine if a pattern of frequent transfers is being made in particular portfolios by particular contract owners. We may not be able to detect all market timers or short term traders, and we may not be able to prevent transfers by those we do detect. If we are unable to detect or prevent market timing, the effect of such market timing may result in additional transaction costs for the portfolios and dilution of long-term portfolio owners' returns. Thus, your contract value may be lower due to lower returns in your portfolio investments.

If we conclude that market timing or other disruptive trading patterns are being transacted by you, we will contact you to caution you to refrain from any market timing activity. In addition, we may take any of the following measures that are implemented by us to prevent excessive trading or market timing:

o restricting the number of transfers you can make to a limited frequency; for example, once every month;

o    refusing to accept transfer instructions; and

o curtailing or eliminating, without notice, the ability to use the Internet or telephone in making transfers.

If a transfer request is rejected or your transfer privileges have been restricted for any reason, we will inform you or your authorized agent in writing or by phone the next business day. Our policies regarding transfer restrictions and rejections are applied uniformly, and we do not make exceptions for particular contract owners.

The portfolio managers to whom we submit purchase and redemption orders may also detect large or unusual patterns of trades submitted by us on behalf of all our variable life insurance policy owners. Those portfolio managers may require us to investigate whether any of our policy owners are engaged in market timing or other similar activity and to cooperate with them to discourage such activity. In addition, the portfolios to whom we submit purchase and redemption orders may adopt unique policies and procedures designed to deter excessive trading or market timing. Those policies and procedures, when applicable, are described in the prospectuses for each of the portfolios available for investment by you, and we will enforce those policies and procedures if required to do so by the portfolios. In cases of large or frequent transfers, the portfolio managers or Symetra Life may reject trades that are determined to be detrimental to other portfolio shareholders or violate the portfolios' policies and procedures. Therefore, we reserve the right to reject, without prior notice, any transfer request to a portfolio if the portfolio manager rejects such trade or the trade violates a portfolio's policies and procedures.

-------------------------------------------------------------------------------
4. CHARGES AND EXPENSES
-------------------------------------------------------------------------------

There are charges and other expenses associated with the policy that reduce the return on your investment in the policy. These charges and expenses are:

INSURANCE CHARGE
We make a daily deduction for the mortality and expense risk charge. This is done as a part of our calculation of accumulation unit value. This charge is equal, on an annual basis, to .70% of the average daily net assets of each portfolio. This charge helps pay for insurance benefits (the death benefit) and for the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the policy. If the charges under the policy are not sufficient, then we will bear the loss. If the charges are more than sufficient, we will retain the excess. The rate of the mortality and expense risk charge will not be increased.

MONTHLY CHARGES
We deduct the following charges from your policy value monthly:

o    the monthly cost of insurance;

o    the monthly cost of additional benefits provided by riders; plus

o    the monthly administration charge.

Monthly Cost of Insurance. The monthly cost of insurance charge varies from policy to policy and from month to month. We determine the charge by multiplying the monthly cost of insurance rate times the amount of the death benefit that is covered by insurance. The monthly cost of insurance rate is based on:

o    the insured's age;

o    gender, if permitted by law;

o    risk classification;

o    the policy's duration; and

o    the net amount at risk (death benefit minus the cash value).

Monthly cost of insurance rates will not exceed those guaranteed in the policy and will not be increased more than once in any 12-month period. The guaranteed maximum insurance cost rates for standard risks are based on the Commissioner's Standard Ordinary Mortality Table.

The risk class of an insured, including age and gender, may affect the cost of insurance rate. A preferred risk class is available to smokers and non-smokers who we determine have a better than average mortality.

For a better understanding of how the cost of insurance and other charges affect policy values, you should request a personalized illustration from your registered representative.

Monthly Cost of Additional Benefits. You may be able to obtain extra benefits which may require additional charges. The monthly cost of any additional benefits provided by riders under this policy is shown in the policy. For a discussion of additional benefits, see Section 5 --- Insurance Benefits.

Monthly Administration Charge. During the first policy year, the administration charge is $25 per month. For policy years after the first, the charge drops to $5 per month. The maximum administration charge will not exceed $8.00 per month for policy years after the first.

SURRENDER CHARGE
Unlike many other life insurance policies, there is no charge on withdrawals while this policy remains in force. There is a surrender charge against the policy value during the first ten policy years if you:

o    request a reduction in the face amount of insurance;

o    surrender the policy for value; or

o    allow the policy to lapse.

In most cases, the surrender charge will be deducted from the portfolios and the fixed account in the same proportion as we take monthly deductions. If this is not possible due to insufficient value in one of the investment options you elect or the policy itself, we will deduct this fee on a pro-rata basis from balances in all subaccounts and the fixed account.

The surrender charge will be the lesser of:

a) 50% during the first six policy years of an amount equal to one annual premium (calculated as if you paid level premiums until the insured age 95 and assuming an annual effective return of 5%), decreasing by 10% each year until there is no surrender charge for years eleven and later; or

b) 30% of actual premiums received during the first policy year up to an amount equal to the annual level premium described in method (a) above, plus 9% of all other premium paid and less the amount of any pro rata surrender charge previously made under the policy.

Your policy will be issued with a surrender charge schedule which shows the surrender charge you would pay under the method described in (a) above. Your surrender charge would be less than this amount if the surrender charge calculated under the method described in (b) were less.

Surrender charges vary by year of surrender, issue age, sex and rate class. The surrender charge decreases each policy year and is zero after policy year ten. We have provided the table below which shows the surrender charge for a 35 year old male non-smoker assuming a policy value of $100,000.


          ---------------------- -------------------
                SURRENDER         SURRENDER CHARGE
          ---------------------
                  YEARS
          ---------------------- -------------------

                    1                 $515.00
          ---------------------- -------------------

                    2                 $515.00
          ---------------------- -------------------

                    3                 $515.00
          ---------------------- -------------------

                    4                 $515.00
          ---------------------- -------------------

                    5                 $515.00
          ---------------------- -------------------

                    6                 $515.00
          ---------------------- -------------------

                    7                 $412.00
          ---------------------- -------------------

                    8                 $309.00
          ---------------------- -------------------

                    9                 $206.00
          ---------------------- -------------------

                   10                 $103.00
          ---------------------- -------------------

In some cases you can minimize the amount of the surrender charge by limiting the amount of premium you pay in the first year. However, this could affect the death benefit, reduce policy values, and increase your risk of lapse. Your registered representative can provide you with a hypothetical illustration of policy values based on planned premiums which includes the surrender charge.

If you increase your face amount, a new surrender charge and a new ten-year period will apply to the amount of the increase. If you request a reduction in face amount, we will deduct a pro-rata surrender charge.

The surrender charge is for expenses incurred in connection with the promotion, sale, and distribution of the policies. If the surrender charge is insufficient, excess amounts resulting from the mortality and expense risk charge may be used to recover these expenses. We may reduce or eliminate the amount of the surrender charge when the policy is sold under circumstances that reduce our sales expense.

PREMIUM TAX CHARGE
States and other governmental entities (e.g., municipalities) may charge premium taxes ranging from 0% to 3.5%. These taxes vary by state and are subject to change. Based on your state of residence, we deduct the applicable tax from your premium before allocating amounts to the portfolios or to the fixed account in accordance with your instructions. Generally, references to allocations of premiums in this prospectus reflect the deductions made to cover this tax or other taxes imposed by the state.

INCOME OR OTHER TAXES
Currently we do not pay income or other taxes on earnings attributable to your policy. However, if we ever incur such taxes, we reserve the right to deduct them from your policy.

PORTFOLIO EXPENSES
There are deductions from and expenses paid out of the assets of the various portfolios. These expenses are summarized in the Symetra Separate Account SL portfolio operating expenses table of this prospectus. For more detailed information, you should refer to the portfolio prospectuses which, if not accompanying this prospectus, are available upon request.


-------------------------------------------------------------------------------
5. INSURANCE BENEFITS
-------------------------------------------------------------------------------

The primary purpose of the policy is to provide death benefit protection on the life of the insured. You select the face amount of insurance and death benefit option "A" or "B" on your policy application. Face amount of insurance is the fixed portion of a death benefit that you want the beneficiary to receive. Under option "A", the death benefit equals the face amount on your insurance policy. Gains in your policy value reduce the amount of insurance coverage you pay for without changing the amount of the death benefit. Under option "B", the death benefit equals the face amount on your insurance policy, plus your policy value. The amount of insurance coverage you pay for stays the same, but the death benefit may be greater than the face amount, depending on performance.

Upon receipt of proof that the insured died while the policy was in force, we will pay the death proceeds to the beneficiary in a lump sum or under an optional method of payment provided by the policy and that you or the beneficiary select. The death proceeds equal:

o        the death benefit under the policy; plus

o        any benefits due from riders; less

o        any loans and loan interest; and less

o        any overdue charges if the insured dies during the grace period.

Whether you choose the death benefit under "A" or "B", we guarantee that the death benefit under the option you select will never be less than the applicable percentage of your policy value as long as the policy is in force. Sample ages and percentages are shown in the table below.

--------------------------- ----------------------
   Insured's Age at the     Percentage of policy
 beginning of the policy    value as of the date
  year in which insured           of death.
          dies.
--------------------------- ----------------------

       40 and under                 250%
--------------------------- ----------------------

            45                      215%
--------------------------- ----------------------

            50                      185%
--------------------------- ----------------------

            55                      150%
--------------------------- ----------------------

            60                      130%
--------------------------- ----------------------

            65                      120%
--------------------------- ----------------------

            70                      115%
--------------------------- ----------------------

          75-90                     105%
--------------------------- ----------------------

            95                      100%
--------------------------- ----------------------

CHANGES IN THE FACE AMOUNT OF INSURANCE AND/OR THE DEATH BENEFIT OPTIONS
After the first policy year, you can request changes in the face amount of insurance or the death benefit option by writing to us. Increases in the face amount of insurance must be at least $10,000. The insured must be under age 80 and provide proof of insurability. If you increase your face amount, additional cost of insurance charges will result. This may indirectly affect your policy value if you do not increase your premium amount to cover these new charges. Decreases in the face amount of insurance during the first ten policy years have a surrender charge. See Section 4 - Expenses. Changes take effect on the first monthly anniversary on or after the date we approve the change. We may decline to make a change that would decrease your face amount of insurance to less than the minimum amount that we would issue on a new policy, or that would disqualify your policy as life insurance under tax law. See Section 6-Taxes.

GUARANTEED DEATH BENEFIT ENDORSEMENT
You receive a Guaranteed Death Benefit Endorsement with your policy if:

o        the endorsement is approved by your state;

o        your policy is issued with standard or preferred rates; and

o        your policy does not have an increasing premium additional term rider.

The endorsement guarantees that your policy will not lapse prior to the end of the policy year that the insured turns age 80, as long as premium requirements are met. This protects your insurance coverage if your policy value drops below the amount normally required to keep your policy in force. There is no charge for this endorsement, but a minimum level of monthly premium is required to keep the endorsement in force. This minimum is shown in your policy and will not change unless your policy changes.

The endorsement will lapse if the total premiums paid, less any withdrawals, loan, and loan interest, are less than the sum of monthly guaranteed death benefit premiums required since policy issue. You will then have 61 days to pay the required premium or the endorsement will terminate and cannot be reinstated.

If you choose not to pay the minimum required premium and the endorsement terminates, your policy will continue in force as long as you have enough money in the policy to cover the monthly deduction and any surrender charges. See "Policy Lapse and Grace Period" in Section 2 - Premiums.

EXTENDED MATURITY BENEFIT ENDORSEMENT
The policy matures on the policy anniversary following the insured's 95th birthday. For a discussion of the Maturity Date, see Section 7 - Access to Your Money. You can extend the maturity date of your policy until the death of the insured if the Extended Maturity Benefit Endorsement was approved for use in your state at the time your policy was issued. There is no charge for this endorsement. The endorsement is not effective unless we receive, prior to the maturity date, your written irrevocable election to use the benefit.

Under the endorsement and as of the maturity date:

o we transfer money in the portfolios to the fixed account as of the next close of the NYSE;

o    all riders on the policy terminate;

o    cost of insurance charges are no longer deducted;

o    the face amount will be equal to the net cash surrender value; and

o    the death benefit is set to Option A.

On the death of the insured, the death benefit under the endorsement is equal to the policy value less existing loans, and loan interest. The tax consequences of extending the maturity date past age 95 are unclear. You should consult your personal tax advisor before extending the policy maturity date.

EXCHANGES AND CONVERSION
From time to time we may offer programs under which certain variable life insurance policies previously issued by us may be exchanged for the policies offered by this prospectus. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax advisor. Generally you can exchange one policy for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both policies carefully. Exchanges may result in higher charges and a new ten-year surrender period will apply. You should not exchange another variable life insurance policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest.

Conversions: The base policy cannot be converted. However, term riders, if attached to the policy, may be converted to a new policy without evidence of insurability, subject to the provisions contained in the term rider. The new policy would be issued on an attained age basis. Please see your policy for specifics.

ADDITIONAL BENEFITS
Additional benefits are available to be added to your policy by rider which may require an additional monthly deduction. Some of these features are only available at the time the policy is issued, and may not be added later. For more information, contact your registered representative or us. Certain riders may not be available in all states. The cost for each rider is explained in the Periodic Charges Table. You should refer to the terms of the rider for complete details.

Additional Term Insurance Rider. This rider permits coverage to be added to the primary insured's policy for one family member or business associate without an additional policy fee.

Twenty Year Level Term Rider. This rider pays the amount of insurance coverage under the rider to the named beneficiary upon the death of the insured.

Waiver of Premium - Primary Insured. This rider waives all premiums that fall due while the primary insured is totally disabled.

Waiver of Monthly Deduction - Primary Insured. This rider waives all monthly deductions from the policy that occur while the primary insured is totally disabled.

Accidental Death Benefit. This rider pays an additional benefit upon the insured's death resulting from an accident.

Insured Children's Term Insurance. This rider pays an additional death benefit upon the death of the primary insured's eligible children, stepchildren or legally adopted children.

Guaranteed Insurability Option. This rider permits the insured to purchase additional insurance at standard premium rates according to special option dates, regardless of health or occupation.

Safety Benefit. This rider is available at no cost to you and will pay an additional $10,000 if the insured dies as a result of a motor vehicle accident and was wearing a seat belt at the time of the accident.

Transportation Benefit. This rider is available at no cost to you and will pay an additional $5,000 death benefit to help cover the cost of transporting the insured if the death occurs more than 100 miles from the insured's principal residence.

Accelerated Benefits Rider. This living benefit rider is available at no cost to you and will pay up to 50 percent of the policy's death benefit ($250,000 maximum) in advance if the insured is diagnosed as terminally ill.

Accelerated Death Benefit Rider for Terminal Illness. This living benefit rider is available at no cost to you and will allow you to accelerate up to 100 percent of a discounted death benefit if the insured is diagnosed as terminally ill.

The Accelerated Death Benefit Rider for Terminal Illness will be issued rather than the Accelerated Benefits Rider in states where it is approved.

Accelerated Death Benefit Rider for Nursing Home Care. This living benefit rider is available at no cost to you and will allow you to accelerate up to 100 percent of the available death benefit if the insured is confined to a hospital or skilled nursing facility for at least 180 consecutive days and is expected to be confined until death.

-------------------------------------------------------------------------------
6. TAXES
-------------------------------------------------------------------------------

IN GENERAL
This section discusses how federal income tax applies to the policy in general. This information is not complete and is not intended as tax advice. Tax laws and their interpretations are complex and subject to change. This discussion is based upon our understanding of the present federal income tax laws. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. We cannot represent that the present federal income tax laws or their interpretation will continue. You should consult counsel or another competent tax advisor about your individual circumstances.

TAX STATUS OF THE POLICY
If your policy meets certain requirements under the Internal Revenue Code of 1986, as amended ("Code"), it will be treated as life insurance for federal tax purposes and receive the tax treatment normally accorded life insurance contracts under federal tax law. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a policy issued on a standard class basis should satisfy the applicable requirements. There is less guidance, however, with respect to policies issued on a substandard basis, and it is not clear whether such policies will in all cases satisfy the requirements. We will monitor compliance of your policy with these requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements. We reserve the right to restrict policy transactions in order to do so.

We believe that the death benefit under your policy will not be included in your beneficiary's gross income when the insured dies. However, ownership of a life insurance policy or receipt of policy proceeds before or after the death of the insured may result in federal taxes, such as income, estate, gift, or generation-skipping transfer taxes, as well as state and local taxes, such as inheritance or income tax. In addition, the transfer of the policy, the use of the policy as part of a tax shelter arrangement, or designation of a beneficiary will likely have tax consequences. The tax consequences of continuing the policy beyond the insured's 95th year are also unclear. Tax consequences depend on your circumstances or your beneficiary's circumstances. You should consult your tax advisor regarding these consequences.

Generally, you will not pay income tax on the policy cash value until there is a distribution. When distributions from a policy occur or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a "Modified Endowment Contract" ("MEC") as described in the Code and more fully described below.

If your policy is not a MEC, then distributions from your policy other than death benefits are generally treated first as a recovery of your "investment in the policy," and then as taxable income. Your investment in the policy is generally the sum of your premiums. When a distribution is taken from your policy, your investment in the policy is reduced by the amount of the distribution that is tax-free. This means that withdrawals are generally treated as first recovering the premiums you paid into the policy and then as taxable income. However, certain distributions that must be made in order to enable the policy to continue to qualify as a life insurance policy for federal income tax purposes may be treated in whole or in part as taxable income.

Loans from, or secured by, the policy are generally not treated as distributions and thus are not taxable. However, the tax consequences associated with preferred loans are less clear and a tax advisor should be consulted about such loans. Furthermore, a surrender or termination of the policy by lapse may have tax consequences if the surrender value plus outstanding loans and loan interest is greater than premium paid into the policy. If the insured is alive on the maturity date and you have not elected the extended maturity option in writing, you may have to pay federal income tax on the policy value (including outstanding loan amounts) that are attributable to earnings in the portfolios and interest in the fixed account.

MODIFIED ENDOWMENT CONTRACTS
Under the Code, life insurance policies that are MECs are treated less favorably than other life insurance policies. In general, your policy will be a MEC if the amount of premiums paid into the policy causes the policy to fail the "7-pay test." A policy will fail the 7-pay test if at any time in the first seven policy years, the amount paid into the policy exceeds the total premiums that would have been paid for a policy providing for paid-up future benefits after the payment of seven level annual premiums.

A policy may also become a MEC if there is a reduction in the benefits under the policy during the first seven policy years or there is a "material change" in the policy's benefits or other terms, even after the first seven policy years. A material change can occur, for example, when there is an increase in the death benefit, including increases due to the payment of additional premium. To prevent your policy from becoming a MEC, it may be necessary to limit premium payments or to limit reductions in benefits. We will monitor your policy to determine if it is a MEC, and we will notify you in a timely manner if your policy is or becomes a MEC. You should consult with a competent advisor to determine whether a policy transaction will cause the policy to be classified as a MEC.

If your policy is a MEC, amounts you take out while the insured is living may be taxable income. All distributions other than death benefits, including surrenders and withdrawals, will be treated first as taxable income and then as tax-free recovery of the investment in the policy after all gain in the policy has been distributed. Loans taken or secured by the policy will also be treated as distributions and taxed accordingly. There also may be 10% additional tax on distributions unless you are age 59 1/2 or older, disabled, or take the distribution as a series of substantially equal periodic payments over your life expectancy or the joint life expectancies of you and your beneficiary.

Distributions from a policy within two years before the policy becomes a MEC may also be taxed as distributions from a MEC. This means that a distribution made from a policy that is not a MEC could later become taxable as a distribution from a MEC.

All MECs that are issued by us (or our affiliates) to you during any calendar year are treated as one MEC for purposes of determining the amount includible in your income when a taxable distribution occurs.

INVESTOR CONTROL AND DIVERSIFICATION
In general, owners of variable life insurance policies receive tax deferral while the insured is living. This favorable tax treatment allows you to control the selection of and transfer among the portfolios without paying income tax unless you take money out of the policy. However, in certain circumstances, owners of variable life insurance policies have been considered for federal income tax purposes to be the owners of the portfolios' assets due to the owners ability to exercise investment control over those assets. Where this is the case, the policy owners were taxed on income and gains attributable to the portfolios' assets.

We believe your policy does not give you investment control over assets of the portfolios. However, there is little guidance in the Code or Treasury Regulations in this area, and some features of the policies, such as the flexibility to allocate premiums among portfolios, have not been explicitly addressed under federal tax law. If such guidance was issued, it could be applied either prospectively or retroactively and subject you to income tax consequences. We reserve the right to modify the policies, such as limiting the number of transfers allowed under the policies, to prevent you from being treated as the owner of the assets supporting the policy.

In addition, the Code requires that the investments of the portfolios meet certain diversification standards set by Treasury Regulations in order for the policies to be treated as life insurance policies for federal income tax purposes. It is intended that the portfolios will satisfy these diversification requirements.

TAX WITHHOLDING
To the extent that the policy distributions are taxable, they are generally subject to withholding at a rate of 10% for the distribution recipient's federal income tax liability. Recipients may generally elect, however, not to have tax withheld or to have withholding done at a different rate.

BUSINESS USE OF POLICY
Businesses may use the policy in various business arrangements, including non-qualified deferred compensation plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, and retiree medical benefit plans. The tax consequences of such plans will vary depending on the circumstances of the arrangement. If you are purchasing the policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax advisor.

In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. The IRS and the Treasury Department have also recently issued guidance that substantially affects split-dollar arrangements. Any business considering the purchase of a new policy or a change in an existing policy should consult a tax advisor.

Furthermore, on July 30, 2002, federal corporate governance legislation, known as the Sarbanes-Oxley Act of 2002 (the "Act"), was enacted into law. The Act prohibits publicly-traded companies from extending personal loans to their directors and officers. Under the Act, split-dollar life insurance arrangements for directors and officers of such companies may be considered a prohibited loan. It is unclear whether premiums paid in connection with such split-dollar life insurance arrangements will be considered prohibited loans under the Act.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material change to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing policy, or the purchase of a new policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

Finally, there may also be indirect tax applied in connection with a policy held by a corporation. The federal corporate alternative minimum tax may apply to the gain accumulated in the policy or the proceeds of the policy.

QUALIFIED PLANS
The policy may be used as part of certain tax-qualified and/or employee retirement benefit plans. You may not have to purchase this policy to obtain the tax deferral benefits offered by the retirement plans. There may be other investment vehicles that can be purchased for your retirement plan. However, the policy may have certain features and benefits that make it an appropriate investment for your retirement plan. You should consult a tax advisor before using the policy in a retirement plan.

-------------------------------------------------------------------------------
7. ACCESS TO YOUR MONEY
-------------------------------------------------------------------------------

You can access money in your policy in the following ways:

o    by taking loans against your policy value;

o    by requesting withdrawals after the first policy year;

o    by taking SMART(R) distributions (beginning after the second policy year);

o    by surrendering your policy for value;

o by receiving the surrender value if the insured is alive on the maturity date; or

o when a death benefit is paid to your beneficiary. See Section 5 - Insurance Benefits.

LOANS
You may take loans in any amount up to 90% (or other maximum required by your state) of your policy cash value by writing to us. Loaned amounts do not participate in the investment performance of the Separate Account, or receive higher interest rate guarantees in the fixed account. For this reason, loans, whether or not repaid, have a permanent effect on the amount of money you are able to accumulate in your policy and the death benefit payable under your policy. Unless you tell us differently, we will deduct loan amounts from the portfolios and the fixed account in the same proportion as we take monthly deductions. If this is not possible, we deduct loan amounts on a pro rata basis from the investment options. Your cash surrender value and death benefit will be reduced by the amount of any outstanding loans plus any accrued interest. Once we receive your request, the loan will be effective as of the next close of the NYSE. Loan amounts are not available for withdrawal or surrender.

Loan amounts are credited with interest at a minimum annual effective rate of 4%. Loan amounts are also charged interest. The interest rate charged on new and existing loans is set each policy anniversary, subject to a maximum rate that is the greater of:

o Moody's Corporate Bond Yield Average for the calendar month that ends two months before your policy anniversary date; or

o    5%.

The cost of a loan is equal to the difference, if any, between the interest rate we credit and the interest rate we charge on the loan amount. Loans that are credited and charged at the same interest rate have no cost. There is no cost to you on new and existing loans that do not exceed the total investment gain in your policy, less policy charges and existing loan amounts, or on any new or existing loans after the tenth policy year. During the first ten policy years, we call these no-cost loans "preferred". To determine what loan amount is currently available to you on a preferred basis, add the amount of any withdrawals you have taken to your current policy value and then subtract all premiums paid.

The current loan interest rate charged on non-preferred loans under the policy is an annual effective rate of 6%. The annual effective interest rate credited on the loan amount is 4%. This results in an annualized cost to you of 2% for non-preferred loans. Changes in the loan interest rate we charge will never be less than 0.5% up or down. We will notify you in advance of any change in the cost of your loan.

Loan interest is payable in advance on the date of the loan and on each subsequent policy anniversary until the loan is repaid. Loan interest that is not paid on the date due increases your loan amount and is charged loan interest. During the first ten policy years, loans will be reallocated as preferred or non-preferred once a year on the policy anniversary. If the unloaned portion of your policy value experienced gains during the 12-month period prior to your policy anniversary, a greater portion of existing loan amounts may be preferred during the next policy year. If your policy value experienced losses during this period, a greater portion of existing loans may be non-preferred and result in a cost to you if you do not repay the loan.

Loan payments may be made at anytime while the insured is living and the policy is in force. When a loan is outstanding, we consider any money you give us, other than by electronic funds transfer, to be a loan payment unless clearly marked otherwise. Unless you tell us differently, loan payments are allocated to the portfolios and/or the fixed account in accordance with your current premium allocations on file. Non-preferred loans are repaid first. Loan payments are not considered additional premium under the policy.

Loans allow you to access money in your policy at little or no cost and are tax-free, unless your policy is a MEC. See Section 6 -Taxes. However, loans reduce the number of accumulation units in the portfolios and/or the value in the fixed account. Loans increase your risk that:

o you will not accumulate enough policy value to meet your future financial needs;

o    your policy will lapse;

o    the Guaranteed Death Benefit Endorsement will terminate; or

o    your beneficiary will receive less money.

If a loan is outstanding and your policy lapses, the amount of any unpaid loans will be treated as a distribution and will be taxable to the extent of gain in the policy.

WITHDRAWALS
After the first policy year, you can take money out by writing to us. There is no minimum withdrawal amount. The maximum withdrawal amount is equal to your policy surrender value less policy charges for three months.

Unless you tell us differently, we will take withdrawals from the portfolios and the fixed account in the same proportion as we take monthly deductions or, if this is not possible, on a pro rata basis from the investment options. Once we receive your request, withdrawals from the portfolios will be effective as of the next close of the NYSE.

Unlike many other policies, there is no charge on withdrawals as long as your policy remains in force. However, withdrawals reduce the number of accumulation units in the portfolios and/or the value of the fixed account. For this reason, withdrawals have an effect on your cash surrender value and the death benefit payable under your policy. Withdrawals may also have tax consequences. See
Section 6 - Taxes. Under Option A, withdrawals lower the face amount of your policy dollar for dollar. If you make a withdrawal under Option A, you will receive an endorsement to your policy which will reflect your new face amount. Under Option B, the face amount of your policy is not changed but the death benefit of your policy is decreased dollar for dollar. Withdrawals also increase the risk that: o you will not accumulate enough policy value to meet your future financial needs; o your policy will lose its current tax status; o your policy will lapse; o the Guaranteed Death Benefit Endorsement will terminate; or o your beneficiary will receive less money.

We may refuse any withdrawal request that reduces the face amount below the minimum we require for policy issue or that would disqualify the policy as life insurance under tax law.

SMART(R) DISTRIBUTIONS
After the second policy year, you can take money out electronically through systematic withdrawals, loans or a combination of both so that you receive a level stream of income over a period of time you select. The distributions must satisfy applicable requirements for taking withdrawals or loans and may be modified to ensure that insurance coverage remains in force. These distributions have the same risks as random loans and withdrawals. All or some of these distributions may be subject to current tax and tax penalties. See Section 6 - Taxes.

SURRENDER
You may end the insurance coverage under this policy and receive the cash surrender value at any time by sending written instruction and the policy to us while the insured is living. A surrender charge will apply during the first ten policy years. See Section 4 - Expenses. The cash surrender value is equal to the amount in your policy minus any applicable surrender charges or any outstanding loans or loan interest. We will compute the cash surrender value as of the date we receive your written request to surrender and make a lump sum payment to you. We have the right to postpone payment as permitted by law but will not postpone payment for more than six months. The surrender value may be subject to current tax and tax penalties. See Section 6 - Taxes.

MATURITY DATE
The policy matures on the policy anniversary following the insured's 95th birthday. If the insured is alive on the maturity date, the policy terminates and you receive the policy surrender value in a lump sum or, alternatively, in a payment option provided by your policy and that you select. Current taxes may apply. Under some circumstances the maturity date may be extended until the death of the insured. For a discussion of the Extended Maturity Benefit Endorsement, See Section 5 - Insurance Benefits.

MINIMUM VALUE
If the surrender value of your policy (policy value less surrender charges and outstanding loan amounts) is too low to pay the monthly policy charges or loan interest that is due, insurance coverage will end and your policy will lapse without value. For information on policy lapse and reinstatement, see Section 2
- Premiums.

-------------------------------------------------------------------------------
8. OTHER INFORMATION
-------------------------------------------------------------------------------

SYMETRA LIFE
Symetra Life Insurance Company was incorporated as a stock life insurance company under Washington law on January 23, 1957 under the name Safeco Life Insurance Company. On September 1, 2004, Safeco Life Insurance Company changed its name to Symetra Life Insurance Company. Symetra Financial Corporation, (formerly Occum Acquisition Corp.) a holding company formed by a group of investors led by White Mountains Insurance Group, Ltd. and Berkshire Hathaway Inc. is the owner of Symetra Life. We provide individual and group life, accident and health insurance, and annuity products and are licensed to do business in the District of Columbia and all states except New York.

SEPARATE ACCOUNT
We adopted a Board Resolution to establish Symetra Separate Account SL (formerly Safeco Separate Account SL) ("Separate Account") under Washington law on November 6, 1986. The Separate Account holds the assets that underlie policy values invested in the portfolios. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Under Washington law, the assets in the Separate Account are the property of Symetra Life. However, assets in the Separate Account that are attributable to policies are not chargeable with liabilities arising out of any other business we may conduct. Income, gains and losses (realized and unrealized), resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of Symetra Life. Promises we make in the policy are general obligations of Symetra Life and are not dependent on assets in the Separate Account.

CHANGES TO THE SEPARATE ACCOUNT
Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the Separate Account, including, among others, the right to:

o Transfer assets supporting the policies from one subaccount to another or from the Separate Account to another separate account;

o Combine the Separate Account with other separate accounts, and/or create new separate accounts;

o Deregister the Separate Account, or operate the Separate Account as a management investment company, or as any other form permitted by law;

o    Manage the Separate Account under the direction of a committee at any time;

o    Make any changes required by applicable law or regulation; and

o Modify the provisions of the policy to reflect changes to the subaccounts and the Separate Account and to comply with applicable law.

Some, but not all, of these future changes may be the result of changes in applicable laws or interpretations of law.

We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes in writing. We reserve the right to make other structural and operational changes affecting the Separate Account.

GENERAL ACCOUNT
If you put your money into the fixed account, it goes into Symetra Life's general account. The general account is made up of all of Symetra Life's assets other than those attributable to separate accounts. All of the assets of the general account are chargeable with the claims of any of our policy owners as well as our creditors. The general account invests its assets in accordance with state insurance law.

We are not required to register the fixed account or any interests therein with the SEC. For this reason, SEC staff has not reviewed disclosure relating to the fixed account.

DISTRIBUTION (PRINCIPAL UNDERWRITER)
The policies are distributed by Symetra Securities, Inc. ("SSI"). They are sold by individuals who, in addition to being licensed to sell variable life insurance for Symetra Life, are also registered representatives of broker-dealers who have a current sales agreement with SSI. SSI is an affiliate of Symetra Life and is located at 4854 154th PL NE, Redmond, Washington 98052.
It is registered as a broker-dealer with the SEC under the Securities Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No amounts are retained by SSI for acting as principal underwriter for Symetra Life policies.

The commissions paid to registered representatives on the sale of policies are not more than 90% of premiums paid during the first year or more than 2% during years after the first. In addition, commissions, allowances and bonuses may be paid to registered representatives and/or other distributors of the policies. A bonus dependent upon persistency is one type of bonus that may be paid.

LEGAL PROCEEDINGS
There are no legal proceedings to which the Separate Account or SSI is a party. Symetra Life is engaged in various kinds of litigation. Although the outcome of any litigation cannot be predicted with certainty, at the present time it appears that there are no pending or threatened lawsuits that are likely to have a material adverse effect on the Separate Account, on Symetra Life's ability to meet its obligations under the policy, or on SSI's ability to perform under its principal underwriting agreement.

RIGHT TO SUSPEND TRANSFERS, LOANS, WITHDRAWALS, OR SURRENDER
We may be required to suspend or postpone payment of transfers, loans, withdrawals or surrender from the portfolios for any period of time when:

o    the NYSE is closed (other than customary weekend or holiday closings);

o    trading on the NYSE is restricted;

o an emergency exists such that disposal of or determination of the value of the portfolio shares is not reasonably practicable; or

o    the SEC, by order, so permits for your protection.

Additionally, we reserve the right to defer payment of transfers, loans, withdrawals, or surrender from the fixed account for the period permitted by law, but not for more than six months.

Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or "freeze" your policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, or make transfers. We may also be required to provide additional information about you or your policy to government regulators.

REPORTS TO POLICY OWNERS
We send you the following statements and reports:

o A confirmation for many significant transactions, such as changes in death benefit options, changes in future premium allocations, transfers among sub-accounts, and address changes;

o    Semi-annual and annual reports of the portfolios; and

o An annual statement containing the amount of the current death benefit, policy values including surrender value, policy charges deducted, loan amounts including loan interest and premiums paid during the year.

On request, we will send you a current statement in a form similar to that of the annual statement described above. We reserve the right to limit the number of such requests or impose a reasonable charge for additional requests.


AMENDMENTS TO THE POLICY
We reserve the right to amend the policy to meet the requirements of applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

WEBSITE INFORMATION
You can find more information about the PREMIER Accumulation Life Flexible Premium Variable Life Insurance policy as well as other products and financial services offered by Symetra companies on the Internet at http://www.symetra.com. This website is frequently updated with new information and can help you locate a representative near you. If you already own a PREMIER Accumulation Life policy, you can obtain specific information about your policy and additional online services.

The SEC also maintains a website at http://www.sec.gov, which contains a copy of the Separate Account's most recent registration statement (found on the EDGAR database) and general consumer information.

FINANCIAL STATEMENTS
The financial statements of Symetra Life and Symetra Separate Account SL are included in the Statement of Additional Information.

------------------------------------------------------------------------------
9. HYPOTHETICAL ILLUSTRATIONS
------------------------------------------------------------------------------

Hypothetical Illustrations Of Death Benefits, Policy Account value, Cash Surrender Values, And Accumulated Premiums The Death Benefit, Policy Account Value and Cash Surrender Value of a policy may change with the investment experience of the portfolios. The following tables show how these amounts might vary over time if the gross annual rate of return on the investments in each portfolio is 0%, 6% or 12%. The Death Benefit, Policy Account Value and Cash Surrender Value would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. Results will also differ from what is shown in the tables depending on premium allocations and actual rates of return and actual expenses for the portfolios you selected.

Daily charges are made against the assets of the sub accounts for assuming mortality and expense risks. The mortality and expense risk charge under the policy is equivalent to an annual effective rate of .70% of the average daily net assets of each sub account in the Separate Account. This rate is guaranteed in the policy and will not increase. The net investment returns in these tables also reflect a deduction based on a mathematical average for the investment management and other expenses charged to all the portfolios in the prior year. In 2004, average expenses were equivalent to an annual effective rate of ____% for investment management fees and _______% for costs and expenses borne by the portfolios. The effect of these adjustments is that on a 0% gross rate of return, the net rate of return would be ______%, on 6% it would be _______%, and on 12% it would be _______%.

The tables are based on assumptions about investment returns. Actual portfolio expenses may vary from year to year and may be reduced or partially reimbursed under agreements with portfolio advisors. These agreements may be contractual or voluntary. If voluntary, the reimbursement could be discontinued at any time. The following tables are calculated using charges absent any reimbursement or fee waivers. This may result in higher expenses, which in turn adversely affects net investment performance and policy values shown. For more information on reimbursement or fee waivers, see Separate Account SL Fee Table in the prospectus and the prospectuses for the portfolios.

In addition to expense charges, the tables reflect deductions for cost of insurance and the monthly administration charge at both the current rates and the maximum rates guaranteed in the policies. The tables are based on assumptions about policy owner characteristics and are for preferred and standard risk, male non-smokers, age 35. Results would be lower if the insured were in a substandard risk classification or did not qualify for the non-smoker rate. Current tables assume that the monthly administrative charge remains constant at $5.00. Guaranteed tables use the maximum guaranteed monthly administrative charge of $8.00. The tables also assume deduction of premium tax based on 2.1% of premiums. Actual premium tax may be higher or lower depending on your state. The tables assume that planned premium payments are paid at the beginning of each policy year, no loans or withdrawals have been made, and that the policy owner has not requested an increase or decrease in the face amount. The difference between the Policy Account Value and Cash Surrender Value in the first ten years reflects the surrender charge.

Symetra Life does not currently make any charge for federal taxes. If Symetra Life charged for those taxes, it would take a higher gross rate of return to produce net investment returns of 0%, 6% or 12%. These tables show that the cost of surrendering a policy in the early years is relatively high.

The second column of each table shows what would happen if an amount equal to the planned premiums were invested outside of the policy at 5% annualized interest. This assumed rate is neither guaranteed nor a current rate for any particular investment.

Individual Illustrations
You may request a comparable illustration based on the proposed insured's age, sex, smoking classification and underwriting classification for a requested face amount of insurance and planned premiums by contacting us at Symetra Life Insurance Company, 5069 154th Place NE, Redmond, WA 98052-9669 or by telephone at 1-877-796-3872. An individual illustration is also provided for any policy you may purchase. Illustrations for policy purchases after April 29, 2005 will include the average annual expenses and fees for only the portfolios available after this date.

                                                         VARIABLE UNIVERSAL LIFE
                                                 Flexible Premium Variable Life Insurance
                                                                   MALE
                                                           PREFERRED NON-SMOKER

Initial Face Amount:                       $250,000                          Annual Planned Premium:(1)               $3,000.00
Death Benefit Option:                             A                          Issue Age:                                      35
Death Benefits Payable to Age:                   95                          Premiums Payable to Age:                        95
-----------------------------------------------------------------------------------------------------------------------------------
                                                   RESULTS ASSUMING CURRENT CHARGES(2)
                                         Assuming Hypothetical Gross Annual Investment Return of:

 END OF      ACCUM                 POLICY       CASH                  POLICY        CASH                     POLICY       CASH
 POLICY     PREMIUM      DEATH    ACCOUNT     SURRENDER      DEATH    ACCOUNT     SURRENDER       DEATH      ACCOUNT     SURRENDER
  YEAR     (5% INT)     BENEFIT    VALUE        VALUE       BENEFIT    VALUE        VALUE        BENEFIT      VALUE       VALUE

                                    0.00%                               6.00%                                  12.00%
                  -------------------------------------  -------------------------------------  -----------------------------------
     1                  250,000                             250,000                              250,000
     2                  250,000                             250,000                              250,000
     3                  250,000                             250,000                              250,000
     4                  250,000                             250,000                              250,000
     5                  250,000                             250,000                              250,000
     6                  250,000                             250,000                              250,000
     7                  250,000                             250,000                              250,000
     8                  250,000                             250,000                              250,000
     9                  250,000                             250,000                              250,000
    10                  250,000                             250,000                              250,000
    11                  250,000                             250,000                              250,000
    12                  250,000                             250,000                              250,000
    13                  250,000                             250,000                              250,000
    14                  250,000                             250,000                              250,000
    15                  250,000                             250,000                              250,000
    16                  250,000                             250,000                              250,000
    17                  250,000                             250,000                              250,000
    18                  250,000                             250,000                              250,000
    19                  250,000                             250,000                              250,000
    20                  250,000                             250,000                              250,000
  Age 75                250,000                             250,000


(1)  Assumes the premium  shown is paid at the  beginning  of each policy  year.
     Values would be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE  HYPOTHETICAL  INVESTMENT  RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS
PROSPECTUS ARE ILLUSTRATIVE  ONLY AND SHOULD NOT BE DEEMED A  REPRESENTATION  OF
PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY
BE MORE OR LESS  THAN  THOSE  SHOWN  AND WILL  DEPEND  ON A NUMBER  OF  FACTORS,
INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES
OF RETURN  FOR THE FUNDS'  PORTFOLIOS.  THE DEATH  BENEFIT  AND CASH VALUE FOR A
POLICY WOULD BE  DIFFERENT  FROM THOSE SHOWN IF THE ACTUAL  INVESTMENT  RATES OF
RETURN  AVERAGED  THE RATE SHOWN  ABOVE OVER A PERIOD OF YEARS,  BUT  FLUCTUATED
ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN
BE MADE BY SYMETRA OR THE FUNDS THAT THIS ASSUMED  INVESTMENT RATE OF RETURN CAN
BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                                          VARIABLE UNIVERSAL LIFE
                                                 Flexible Premium Variable Life Insurance
                                                                   MALE
                                                           PREFERRED NON-SMOKER

Initial Face Amount:                       $250,000                          Annual Planned Premium:(1)               $3,000.00
Death Benefit Option:                             A                          Issue Age:                                      35
Death Benefits Payable to Age:                   95                          Premiums Payable to Age:                        95
-----------------------------------------------------------------------------------------------------------------------------------
                                                   RESULTS ASSUMING CURRENT CHARGES(2)
                                         Assuming Hypothetical Gross Annual Investment Return of:

 END OF      ACCUM                 POLICY       CASH                  POLICY        CASH                     POLICY       CASH
 POLICY     PREMIUM      DEATH    ACCOUNT     SURRENDER      DEATH    ACCOUNT     SURRENDER       DEATH      ACCOUNT     SURRENDER
  YEAR     (5% INT)     BENEFIT    VALUE        VALUE       BENEFIT    VALUE        VALUE        BENEFIT      VALUE       VALUE

                                    0.00%                               6.00%                                  12.00%
                  -------------------------------------  -------------------------------------  -----------------------------------
     1                  250,000                             250,000                              250,000
     2                  250,000                             250,000                              250,000
     3                  250,000                             250,000                              250,000
     4                  250,000                             250,000                              250,000
     5                  250,000                             250,000                              250,000
     6                  250,000                             250,000                              250,000
     7                  250,000                             250,000                              250,000
     8                  250,000                             250,000                              250,000
     9                  250,000                             250,000                              250,000
    10                  250,000                             250,000                              250,000
    11                  250,000                             250,000                              250,000
    12                  250,000                             250,000                              250,000
    13                  250,000                             250,000                              250,000
    14                  250,000                             250,000                              250,000
    15                  250,000                             250,000                              250,000
    16                  250,000                             250,000                              250,000
    17                  250,000                             250,000                              250,000
    18                  250,000                             250,000                              250,000
    19                  250,000                             250,000                              250,000
    20                  250,000                             250,000                              250,000
  Age 75                  -0-                               250,000

(1)  Assumes the premium  shown is paid at the  beginning  of each policy  year.
     Values would be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE  HYPOTHETICAL  INVESTMENT  RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS
PROSPECTUS ARE ILLUSTRATIVE  ONLY AND SHOULD NOT BE DEEMED A  REPRESENTATION  OF
PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY
BE MORE OR LESS  THAN  THOSE  SHOWN  AND WILL  DEPEND  ON A NUMBER  OF  FACTORS,
INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES
OF RETURN  FOR THE FUNDS'  PORTFOLIOS.  THE DEATH  BENEFIT  AND CASH VALUE FOR A
POLICY WOULD BE  DIFFERENT  FROM THOSE SHOWN IF THE ACTUAL  INVESTMENT  RATES OF
RETURN  AVERAGED  THE RATE SHOWN  ABOVE OVER A PERIOD OF YEARS,  BUT  FLUCTUATED
ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN
BE MADE BY SYMETRA OR THE FUNDS THAT THIS ASSUMED  INVESTMENT RATE OF RETURN CAN
BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                                          VARIABLE UNIVERSAL LIFE
                                                 Flexible Premium Variable Life Insurance
                                                                   MALE
                                                           STANDARD NON-SMOKER

Initial Face Amount:                       $250,000                          Annual Planned Premium:(1)               $3,000.00
Death Benefit Option:                             A                          Issue Age:                                      35
Death Benefits Payable to Age:                   95                          Premiums Payable to Age:                        95
-----------------------------------------------------------------------------------------------------------------------------------
                                                   RESULTS ASSUMING CURRENT CHARGES(2)
                                         Assuming Hypothetical Gross Annual Investment Return of:

 END OF      ACCUM                 POLICY       CASH                  POLICY        CASH                     POLICY       CASH
 POLICY     PREMIUM      DEATH    ACCOUNT     SURRENDER      DEATH    ACCOUNT     SURRENDER       DEATH      ACCOUNT     SURRENDER
  YEAR     (5% INT)     BENEFIT    VALUE        VALUE       BENEFIT    VALUE        VALUE        BENEFIT      VALUE       VALUE

                                    0.00%                               6.00%                                  12.00%
                  -------------------------------------  -------------------------------------  -----------------------------------
     1                  250,000                             250,000                              250,000
     2                  250,000                             250,000                              250,000
     3                  250,000                             250,000                              250,000
     4                  250,000                             250,000                              250,000
     5                  250,000                             250,000                              250,000
     6                  250,000                             250,000                              250,000
     7                  250,000                             250,000                              250,000
     8                  250,000                             250,000                              250,000
     9                  250,000                             250,000                              250,000
    10                  250,000                             250,000                              250,000
    11                  250,000                             250,000                              250,000
    12                  250,000                             250,000                              250,000
    13                  250,000                             250,000                              250,000
    14                  250,000                             250,000                              250,000
    15                  250,000                             250,000                              250,000
    16                  250,000                             250,000                              250,000
    17                  250,000                             250,000                              250,000
    18                  250,000                             250,000                              250,000
    19                  250,000                             250,000                              250,000
    20                  250,000                             250,000                              250,000
  Age 75                250,000                             250,000


(1)  Assumes the premium  shown is paid at the  beginning  of each policy  year.
     Values would be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE  HYPOTHETICAL  INVESTMENT  RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS
PROSPECTUS ARE ILLUSTRATIVE  ONLY AND SHOULD NOT BE DEEMED A  REPRESENTATION  OF
PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY
BE MORE OR LESS  THAN  THOSE  SHOWN  AND WILL  DEPEND  ON A NUMBER  OF  FACTORS,
INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES
OF RETURN  FOR THE FUNDS'  PORTFOLIOS.  THE DEATH  BENEFIT  AND CASH VALUE FOR A
POLICY WOULD BE  DIFFERENT  FROM THOSE SHOWN IF THE ACTUAL  INVESTMENT  RATES OF
RETURN  AVERAGED  THE RATE SHOWN  ABOVE OVER A PERIOD OF YEARS,  BUT  FLUCTUATED
ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN
BE MADE BY SYMETRA OR THE FUNDS THAT THIS ASSUMED  INVESTMENT RATE OF RETURN CAN
BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                                        VARIABLE UNIVERSAL LIFE
                                                 Flexible Premium Variable Life Insurance
                                                                   MALE
                                                           STANDARD NON-SMOKER

Initial Face Amount:                       $250,000                          Annual Planned Premium:(1)               $3,000.00
Death Benefit Option:                             A                          Issue Age:                                      35
Death Benefits Payable to Age:                   95                          Premiums Payable to Age:                        95
-----------------------------------------------------------------------------------------------------------------------------------
                                                   RESULTS ASSUMING CURRENT CHARGES(2)
                                         Assuming Hypothetical Gross Annual Investment Return of:

 END OF      ACCUM                 POLICY       CASH                  POLICY        CASH                     POLICY       CASH
 POLICY     PREMIUM      DEATH    ACCOUNT     SURRENDER      DEATH    ACCOUNT     SURRENDER       DEATH      ACCOUNT     SURRENDER
  YEAR     (5% INT)     BENEFIT    VALUE        VALUE       BENEFIT    VALUE        VALUE        BENEFIT      VALUE       VALUE

                                    0.00%                               6.00%                                  12.00%
                  -------------------------------------  -------------------------------------  -----------------------------------
     1                  250,000                             250,000                              250,000
     2                  250,000                             250,000                              250,000
     3                  250,000                             250,000                              250,000
     4                  250,000                             250,000                              250,000
     5                  250,000                             250,000                              250,000
     6                  250,000                             250,000                              250,000
     7                  250,000                             250,000                              250,000
     8                  250,000                             250,000                              250,000
     9                  250,000                             250,000                              250,000
    10                  250,000                             250,000                              250,000
    11                  250,000                             250,000                              250,000
    12                  250,000                             250,000                              250,000
    13                  250,000                             250,000                              250,000
    14                  250,000                             250,000                              250,000
    15                  250,000                             250,000                              250,000
    16                  250,000                             250,000                              250,000
    17                  250,000                             250,000                              250,000
    18                  250,000                             250,000                              250,000
    19                  250,000                             250,000                              250,000
    20                  250,000                             250,000                              250,000
  Age 75                 -0-                                250,000


(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about Symetra Separate Account SL. A current SAI is on file with the Securities and Exchange Commission, is incorporated into this prospectus by reference and is legally considered part of this prospectus.

You can get a free copy of the SAI, a personalized illustration or discuss your questions about your policy by contacting us at:


     Symetra Life Insurance Company
     PO Box 34690
     Seattle, WA 98124-1690
     1-877-796-3872

You  can  also   download  an   electronic   version  of  this   prospectus   at
http:\\www.symetra.com.


You can review and copy the SAI at the Public Reference Room of the Securities and Exchange Commission. To find out more about this service, call the SEC at 1-202-942-8090 or 1-800-SEC-0330. Reports and other information about the policy and the portfolios are also available on the EDGAR database available on the SEC's Web site at http://www.sec.gov. You can also get copies, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, 450 Fifth Street NW, Washington, DC 20549-0102.





Investment Company Act File No. 811-04909

                          PREMIER ACCUMULATION LIFE(R)
                       STATEMENT OF ADDITIONAL INFORMATION

           INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                                    issued by
                           SYMETRA SEPARATE ACCOUNT SL
                                       and
                         SYMETRA LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus for the Individual Flexible Premium Variable Life Insurance Policy. Terms used in the current prospectus for the policy are incorporated in this Statement.

The prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the prospectus, call 1-877-796-3872 or write to Symetra Life Insurance Company, P.O. Box 34690, Seattle, Washington 98124-1690.

This Statement of Additional Information and the prospectus are both dated April 29, 2005.
-------------------------------------------------------------------------------

                                TABLE OF CONTENTS

SYMETRA SEPARATE ACCOUNT SL.......................................................................................2
SERVICES..........................................................................................................2
   Independent Registered Public Accounting Firm..................................................................2
DISTRIBUTION......................................................................................................2
   Reduction or Elimination of Policy Charges or Additional Amounts Credited......................................3
   Underwriting...................................................................................................3
   Misstatement of Age or Sex.....................................................................................3
   Symetra Life's Right to Contest................................................................................3
   Advertising....................................................................................................3
   Increases in Face Amount.......................................................................................4
PERFORMANCE DATA..................................................................................................4
   Total Return...................................................................................................4
   Definitions:...................................................................................................4
   Performance Comparison.........................................................................................5
   Tax Comparison.................................................................................................5
FEDERAL TAX STATUS................................................................................................5
   Our Income Taxes...............................................................................................5
FINANCIAL STATEMENTS..............................................................................................6

Illustrations  Of Variation In Death Benefit,  Policy Account And Cash Surrender
Values In Relation To The Funds' Investment Experience                                                            7


                           SYMETRA SEPARATE ACCOUNT SL

Symetra Life Insurance Company ("the Company", "we", and "us"), is a wholly owned subsidiary of Symetra Financial Corporation which is a holding company whose subsidiaries are engaged primarily in insurance and financial services businesses. Symetra Life Insurance Company was incorporated as a stock life insurance company under Washington law on January 23, 1957 under the name Safeco Life Insurance Company. On September 1, 2004, Safeco Life Insurance Company changed its name to Symetra Life Insurance Company.

We established Symetra Separate Account SL ("the Separate Account") on November 6, 1986, to hold assets that underlie policy values invested in the portfolios. The Separate Account meets the definition of "separate account" under Washington State law and under the federal securities laws. It is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. The Separate Account invests in the underlying portfolios that are offered under the policy. Each portfolio is a part of a series of portfolios designed for use in variable annuity and variable life insurance products, but not all portfolios may be available under the policies described herein. We maintain records of all Separate Account purchases and redemptions of the shares of the portfolios. We do not guarantee the investment performance of the Separate Account, its assets, or the portfolios. Policy values allocated to the Separate Account will vary with the value of the shares of the underlying portfolios, and are also reduced by expenses and transaction charges assessed under the policies.

Accumulation units will reflect the investment performance of the Separate Account with respect to amounts allocated to it. Since the Separate Account is always fully invested in the shares of the portfolios, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions. The policy owner bears the entire investment risk. There can be no assurance that the aggregate value in the policy will equal or exceed the purchase payments made under a policy for the reasons described above.

                                    SERVICES

Independent Registered Public Accounting Firm
The financial statements of Symetra Separate Account SL at December 31, 2004 and for each of the two years in the period then ended and the consolidated financial statements of Symetra Life Insurance Company and Subsidiaries at December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, appearing in this Statement of Additional Information and registration statement, have been audited by Ernst & Young LLP, independent registered accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 999 Third Avenue, Suite 3500, Seattle, WA 98104-4086.


                                  DISTRIBUTION

Symetra Securities, Inc. (SSI), an affiliate of the Company, acts as the principal underwriter for the policies. SSI is located at 4854 154th Place NE, Redmond, WA 98052. The policies issued by the Separate Account are offered on a continuous basis. SSI is a wholly-owned subsidiary and affiliate of Symetra. For the years ended 2002, 2003 and 2004, SSI received $1,456,477, $725,031 and
$492,481 in commissions for the distribution of the policies of which no payments were retained. These figures include the combined amount of all commissions paid from the product funded by the Separate Account whether allocated to the general account of the Depositor or the Separate Account.

The commissions paid to registered representatives on the sale of policies are not more than 90% of the Guaranteed Death Benefit premiums and 3% on premiums in excess of the Guaranteed Death Benefit premium paid during the first year nor more than 2% during years two through six. In addition, commissions, allowances and bonuses may be paid to registered representatives and/or other distributors of the policies. A bonus dependent upon persistency is one type of bonus that may be paid. Compensation arrangements may vary among broker dealers. We may also pay other distribution expenses such as production incentive bonuses. These distribution expenses do not result in any additional charges under the policy other than those described in this prospectus.

Reduction or Elimination of Policy Charges or Additional Amounts Credited Under some circumstances, we may expect to experience lower costs or higher revenues associated with issuing and administering certain policies. For example, sales expenses are expected to be less when policies are sold to a large group of individuals. Under such circumstances, we may pass a portion of these anticipated savings on to you by reducing or eliminating certain policy charges (including the surrender charge) or crediting additional fixed account interest. Any reduction or elimination of certain policy charges will be determined by us after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of policies with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per policy sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with us. Per policy sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the policies with fewer sales contacts.

4. There may be other circumstances, of which we are not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the monthly administration charge.

We may also take such action in connection with policies sold to our officers, directors, and employees and their family members, employees of our affiliates and their family members, and registered representatives and employees of broker-dealers that have a current selling agreement with us. In each circumstance such actions will be reasonably related to the savings or revenues anticipated and will be applied in a non-discriminatory manner. These actions may be withdrawn or modified by us at any time.

Underwriting
Symetra Life gathers certain information about an applicant's gender, age, health, occupation, avocation and other factors that impact mortality risk. That information is gathered through use of applications, medical examinations, personal interviews and other authorized methods to determine the appropriate risk classification. Symetra Life uses the 1980 Commissioner's Standard Ordinary Mortality table to determine the cost of insurance for each insured.

Misstatement of Age or Sex
If the age or sex of the insured has been incorrectly stated, the death benefit and any benefits provided by riders will be adjusted to reflect the death benefit that would have been purchased at the correct age or sex using the cost of insurance rate in effect when the policy was issued.

Symetra Life's Right to Contest
Symetra Life cannot contest the validity of the policy, except in the case of fraud, after it has been in effect during the insured's lifetime for two years from the policy date or, with regard to an increase in insurance coverage, two years from the effective date of that increase. If the policy is reinstated, the two-year period is measured from the date of reinstatement. If the insured commits suicide within two years of the policy date, or such period as specified in state law, the benefit is limited to a return of premiums adjusted for loans, withdrawals, and investment experience, gain or loss, in the portfolios.

Advertising
Symetra Life is ranked and rated by independent financial rating services, including Moody's, Standard and Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Symetra Life. The ratings are not intended to reflect the investment experience or financial strength of the Separate Account. From time to time we may advertise the rating of Symetra Life and may include a comparison of currently taxable and tax deferred investments, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Increases in Face Amount
Face Amount. The face amount is comprised of coverage segments for the original face amount and each subsequent increase in face amount. Under the level death benefit option, any excess of the total death benefit over the face amount is considered to be part of the original coverage segment. Each coverage segment has unique cost of insurance rates that vary based upon the insured's age and risk classification at the time the segment is added, the insured's gender, and the policy's duration at the time the segment is added. The coverage segments may be reduced due to requested reductions in face amount or withdrawals. Such reductions are first applied to the most recent coverage segment and, if the reduction exceeds the amount of that segment, the balance is applied to the next most recent segment(s).

Monthly Cost of Insurance charge. Policy values are allocated to coverage segments, up to the amount of the coverage segment, in the order that the segments were added to the policy. The net amount at risk of a coverage segment is determined by subtracting the policy value allocated to the segment from the face amount of the segment. The monthly cost of insurance charge for each coverage segment is the cost of insurance rate for that segment multiplied by the net amount at risk of that segment. The monthly cost of insurance charge for the policy is the sum of the monthly cost of insurance charges for each coverage segment of the policy. On each monthly anniversary, the policy value is re-allocated to the coverage segments in the manner described above.


                                PERFORMANCE DATA

Total Return
Total return figures which appear in advertisements and sales literature (including on our website) will be calculated in several manners. "Standardized" total returns include deduction of the monthly administration charge. "Non-standardized" total returns do not include deduction of the monthly administration charge. The non-standardized method will cause the performance of the portfolios to appear higher than performance calculated using the standardized method.

Both standardized and non-standardized returns are updated on our website on a regular basis. Standardized returns are updated monthly and quarterly, and non-standardized returns are updated monthly. Both updates are based on data through the last business day of the month. Both methods reflect all aspects of a portfolio's return, including the automatic reinvestment by the portfolio of all dividend and capital gains distributions and the deduction of all applicable charges to the portfolio, including the mortality and expense risk charge, investment management fees and other portfolio expenses.

The total return calculations do not include deductions for the cost of insurance (including deductions for any applicable riders), applicable surrender charges, and premium taxes. If the total return calculations included these deductions, performance of the portfolios would be lower.

For standardized returns, we present returns for 1 year, 5 years, and 10 years (up to the portfolio's availability through the Separate Account), and inception-to-date, i.e., from the date the portfolio became part of the separate account. All returns are annualized, i.e., presented as average annual total returns (defined below).

For non-standardized returns, we present year-to-date total return (defined below), average annual total return for 1, 3, 5, 7, and 10 years (up to the life of the portfolio), and cumulative total returns over the life of the portfolio (defined below).

Definitions:
1. "Average annual total return" or "annualized total return" is the annual percentage change in the unit value of a hypothetical investment in a portfolio over a stated period of time. It is calculated by determining the growth or decline in value of a hypothetical investment in the portfolio over certain periods, including inception-to-date, 1 year, 3 years, 5 years, 7 years, and 10 years (up to the portfolio's availability through the Separate Account), and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Investors should realize that the portfolio's experience is not constant over time, but changes from year to year and that the average annual returns represent averaged figures as opposed to the year-to-year performance of a portfolio. Average annual returns are calculated pursuant to the following formula:

                                P (1 + T)n = ERV
where:
P        = a hypothetical initial payment of $1,000;
T        = the average annual total return;
n        = the number of years; and
ERV      = the withdrawal value at the end of the time period used.

2. "Year-to-Date Total Return" is the total percentage change in the unit value of a hypothetical investment in a portfolio from the most recent year-end to the end of the period. It is calculated by determining the growth or decline in the hypothetical unit value of the fund at the start of the period to the end of the period.

     Year-to-Date Total Return (%) = ((unit value at end of period) / (unit value at most recent year end) -1) * 100%

3. "Cumulative total return, Life of Portfolio" is the total percentage change in the unit value of a hypothetical investment in a portfolio from the establishment of the portfolio to the end of the period. ("Establishment" is the first date the investment company established the portfolio, regardless of whether the portfolio was available as a portfolio option through the separate account at that time.) Cumulative total returns are not averaged.

     Cumulative total return, Life of Portfolio (%) =
     ((unit value at end of the period) / (unit value at establishment of portfolio) -1) * 100%

From time to time, additional quotations of total return based on the historical performance of the portfolios may also be presented.

Performance Comparison
The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values. Performance information for a portfolio may be compared, in reports and advertising, to: (i) Standard & Poor's Stock Index, Standard & Poor's High-Grade Corporate Bond Index, Lehman Brothers Long Term Quality Government/Corporate Bond Index, Dow Jones Industrial Averages, Donahue Money Market Institutional Averages, or other unmanaged indexes generally regarded as representative of the securities markets; (ii) other investment products tracked by Lipper, Inc. or Morningstar, Inc., which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives and assets; and (iii) the Consumer Price Index (a measure of inflation) to assess the real rate of return from an investment in a contract. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for mortality and expense charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Total returns and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising also may contain other information, including the ranking of any portfolio derived from rankings of variable universal life separate accounts or other investment products tracked by Lipper, Inc. or by rating services, companies, publications, or other persons which rank separate accounts or other investment products on overall performance or other criteria.

Tax Comparison
Reports and advertising also may show the effect of tax deferred compounding on investment returns, or returns in general, illustrated by graphs, charts, or otherwise, which may include a comparison, at various points in time, of the return from an investment in a contract (giving effect to all fees and charges), or returns in general, on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis, and which will disclose the tax characteristics of the investments shown, including the impact of withdrawals and surrenders.

                               FEDERAL TAX STATUS

Our Income Taxes
Under current Federal income tax law, we are not taxed on the Separate Account's operations. Thus, currently we do not deduct a charge from the Separate Account for Federal income taxes. We reserve the right to charge the Separate Account for any future Federal income taxes we may incur.

Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

                              FINANCIAL STATEMENTS

The Audited Consolidated Financial Statements of Symetra Life Insurance Company and Subsidiaries included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the contract. They should not be considered as bearing upon the investment experience of the Separate Account or its portfolios.

                             VARIABLE UNIVERSAL LIFE
                    Flexible Premium Variable Life Insurance

                                                                  MALE
                                                           PREFERRED NON-SMOKER

            Initial Face Amount:                             $250,000 Annual Planned Premium: (1)           $3,000.00
            Death Benefit Option:                                   A Issue Age:                                   35
            Death Benefits Payable to Age:                         95 Premiums Payable to Age:                     95


Illustrations Of Variation In Death Benefit, Policy Account And Cash Surrender Values In Relation To The Funds' Investment Experience
In order to demonstrate how actual investment experience of the Funds affected the Death Benefits, Policy Account and Cash Surrender Values (policy benefits) of a policy, the following hypothetical illustrations were developed and are based upon the actual experience of the portfolios of the Funds. These illustrations are provided starting at the beginning of the calendar year following the fund inception date. For example, assume that the Separate Account acquired an interest in a fund on May 1, 1994, the illustrations shown for that fund would begin on January 1, 1995.

These tables illustrate cost of insurance and expense charges (policy cost factors) at both the current rates and the maximum rates guaranteed in the policies. The amounts shown at the end of each Policy Year reflect a daily charge against the portfolios. This charge includes a .70% charge against the Separate Account for mortality and expense risks, the effect on each portfolio's actual investment experience of the investment management fees and direct operating expenses. These tables also assume deduction of a premium tax rate based on 2.1% of premiums. The tables are for preferred risk male non-smoker age
35. Planned premium payments are assumed to be paid at the beginning of each Policy Year. You may request a comparable illustration based on the proposed insured's age, sex, smoking classification and underwriting classification for a requested face amount of insurance and planned premiums by contacting us at Symetra Life Insurance Company, 5069 154th Place NE, Redmond, WA 98052-9669 or by telephone at 1-877-796-3872.


                             VARIABLE UNIVERSAL LIFE
                    Flexible Premium Variable Life Insurance

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:                              $250,000 Annual Planned Premium: (1)           $3,000.00
Death Benefit Option:                                    A Issue Age:                                   35
Death Benefits Payable to Age:                          95 Premiums Payable to Age:                     95







              AIM V.I. CAPITAL DEVELOPMENT FUND - SERIES II SHARES

        POLICY           DEATH       POLICY     CASH SURRENDER     DEATH       POLICY      CASH SURRENDER
      YEAR END          BENEFIT     ACCOUNT         VALUE         BENEFIT     ACCOUNT          VALUE
    DECEMBER 31ST                    VALUE                                     VALUE
------------------------------------------------------------------------------------------------------------
                             BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES

        2002            250,000      1,650           839          250,000      1,619            807
        2003            250,000      5,564          4,483         250,000      5,480           4,398
        2004




              AIM V.I. INTERNATIONAL GROWTH FUND - SERIES II SHARES

        POLICY           DEATH       POLICY     CASH SURRENDER     DEATH       POLICY      CASH SURRENDER
      YEAR END          BENEFIT     ACCOUNT         VALUE         BENEFIT     ACCOUNT          VALUE
    DECEMBER 31ST                    VALUE                                     VALUE
------------------------------------------------------------------------------------------------------------
                             BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES

        2002            250,000      1,791           980          250,000      1,758            947
        2003            250,000      5,477          4,396         250,000      5,394           4,313
        2004

(1) Assumes  the premium  shown is paid at the  beginning  of each policy  year.
Values would be different if premiums are paid with a different frequency or in different amounts.

THESE  ILLUSTRATIONS  ARE BASED UPON PAST  PERFORMANCE AND ARE NOT INDICATIVE OF
FUTURE  RESULTS.  FUTURE  POLICY  BENEFITS  WILL  FLUCTUATE  BASED  UPON  ACTUAL
INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND
WILL DEPEND ON A NUMBER OF FACTORS,  INCLUDING THE INVESTMENT ALLOCATIONS BY THE
OWNER. NO REPRESENTATION  CAN BE MADE BY SYMETRA OR THE FUNDS THAT THESE RESULTS
CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE
                    Flexible Premium Variable Life Insurance

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:                              $250,000 Annual Planned Premium: (1)           $3,000.00
Death Benefit Option:                                    A Issue Age:                                   35
Death Benefits Payable to Age:                          95 Premiums Payable to Age:                     95

                            AIM V.I. REAL ESTATE FUND
              Formerly INVESCO VIF - Real Estate Opportunity Fund
        POLICY             DEATH       POLICY      CASH SURRENDER     DEATH       POLICY      CASH SURRENDER
       YEAR END           BENEFIT   ACCOUNT VALUE      VALUE         BENEFIT     ACCOUNT          VALUE
     DECEMBER 31ST                                                                VALUE
---------------------------------------------------------------------------------------------------------------
                                BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES

         1999             250,000       2,201          1,389         250,000      2,165           1,353
         2000             250,000       5,999          4,918         250,000      5,912           4,830
         2001             250,000       8,283          6,995         250,000      8,161           6,873
         2002             250,000      11,280          9,991         250,000      11,113          9,825
         2003             250,000      18,916          17,627        250,000      18,636          17,347
         2004

              AIM V.I. CAPITAL APPRECAITION FUND - SERIES II SHARES
              Formerly INVESCO VIF - Real Estate Opportunity Fund
        POLICY             DEATH       POLICY      CASH SURRENDER     DEATH       POLICY      CASH SURRENDER
       YEAR END           BENEFIT   ACCOUNT VALUE      VALUE         BENEFIT     ACCOUNT          VALUE
     DECEMBER 31ST                                                                VALUE
---------------------------------------------------------------------------------------------------------------
                                BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES

         2004

                      AMERICAN CENTURY VP ULTRA(R) CLASS II

       POLICY            DEATH       POLICY     CASH SURRENDER     DEATH        POLICY          CASH
      YEAR END          BENEFIT   ACCOUNT VALUE      VALUE        BENEFIT   ACCOUNT VALUE    SURRENDER
    DECEMBER 31ST                                                                              VALUE
----------------------------------------------------------------------------------------------------------
                             BASED UPON CURRENT CHARGES               BASED UPON GUARANTEED CHARGES

        2003            250,000       2,829          2,017        250,000       2,788          1,977
        2004
(1) Assumes  the premium  shown is paid at the  beginning  of each policy  year.
Values would be different if premiums are paid with a different  frequency or in different amounts.

THESE  ILLUSTRATIONS  ARE BASED UPON PAST  PERFORMANCE AND ARE NOT INDICATIVE OF
FUTURE  RESULTS.  FUTURE  POLICY  BENEFITS  WILL  FLUCTUATE  BASED  UPON  ACTUAL
INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND
WILL DEPEND ON A NUMBER OF FACTORS,  INCLUDING THE INVESTMENT ALLOCATIONS BY THE
OWNER. NO REPRESENTATION  CAN BE MADE BY SYMETRA OR THE FUNDS THAT THESE RESULTS
CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE
                    Flexible Premium Variable Life Insurance


                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:                              $250,000 Annual Planned Premium: (1)           $3,000.00
Death Benefit Option:                                    A Issue Age:                                   35
Death Benefits Payable to Age:                          95 Premiums Payable to Age:                     95


                        AMERICAN CENTURY VP INTERNATIONAL

       POLICY            DEATH      POLICY    CASH SURRENDER     DEATH       POLICY      CASH SURRENDER
      YEAR END          BENEFIT     ACCOUNT        VALUE        BENEFIT     ACCOUNT          VALUE
    DECEMBER 31ST                    VALUE                                   VALUE
----------------------------------------------------------------------------------------------------------
                            BASED UPON CURRENT CHARGES               BASED UPON GUARANTEED CHARGES

        1995            250,000      2,501         1,690        250,000      2,463           1,652
        1996            250,000      5,639         4,558        250,000      5,557           4,475
        1997            250,000      9,625         8,336        250,000      9,487           8,198
        1998            250,000     14,213        12,924        250,000      14,011          12,722
        1999            250,000     27,205        25,916        250,000      26,820          25,532
        2000            250,000     24,401        23,112        250,000      24,009          22,720
        2001            250,000     18,760        17,729        250,000      18,383          17,352
        2002            250,000     16,658        15,885        250,000      16,213          15,439
        2003            250,000     23,605        23,089        250,000      22,808          22,292
        2004


                          AMERICAN CENTURY VP BALANCED

       POLICY            DEATH       POLICY    CASH SURRENDER     DEATH       POLICY       CASH SURRENDER
      YEAR END          BENEFIT     ACCOUNT         VALUE        BENEFIT   ACCOUNT VALUE       VALUE
    DECEMBER 31ST                    VALUE
------------------------------------------------------------------------------------------------------------
                             BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES

        1992            250,000      2,039          1,228        250,000       2,005           1,193
        1993            250,000      4,799          3,717        250,000       4,724           3,643
        1994            250,000      7,200          5,912        250,000       7,090           5,801
        1995            250,000      11,578        10,289        250,000      11,405           10,116
        1996            250,000      15,566        14,277        250,000      15,328           14,040
        1997            250,000      20,905        19,617        250,000      20,538           19,249
        1998            250,000      26,837        25,806        250,000      26,284           25,253
        1999            250,000      31,978        31,204        250,000      31,204           30,430
        2000            250,000      33,235        32,720        250,000      32,281           31,766
        2001            250,000      34,136        33,879        250,000      32,968           32,710
        2002            250,000      32,779        32,779        250,000      31,450           31,450
        2003            250,000      41,737        41,737        250,000      39,816           39,816
        2004
(1) Assumes  the premium  shown is paid at the  beginning  of each policy  year.
Values would be different if premiums are paid with a different  frequency or in different amounts.

THESE  ILLUSTRATIONS  ARE BASED UPON PAST  PERFORMANCE AND ARE NOT INDICATIVE OF
FUTURE  RESULTS.  FUTURE  POLICY  BENEFITS  WILL  FLUCTUATE  BASED  UPON  ACTUAL
INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND
WILL DEPEND ON A NUMBER OF FACTORS,  INCLUDING THE INVESTMENT ALLOCATIONS BY THE
OWNER. NO REPRESENTATION  CAN BE MADE BY SYMETRA OR THE FUNDS THAT THESE RESULTS
CAN BE ACHIEVED IN THE FUTURE.

                           VARIABLE UNIVERSAL LIFE
                    Flexible Premium Variable Life Insurance


                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:                              $250,000 Annual Planned Premium: (1)           $3,000.00
Death Benefit Option:                                    A Issue Age:                                   35
Death Benefits Payable to Age:                          95 Premiums Payable to Age:                     95


                            AMERICAN CENTURY VP VALUE
       POLICY            DEATH       POLICY    CASH SURRENDER     DEATH       POLICY       CASH SURRENDER
      YEAR END          BENEFIT     ACCOUNT         VALUE        BENEFIT   ACCOUNT VALUE       VALUE
    DECEMBER 31ST                    VALUE
------------------------------------------------------------------------------------------------------------
                             BASED UPON CURRENT CHARGES               BASED UPON GUARANTEED CHARGES

        1997            250,000      2,877          2,066        250,000       2,836           2,025
        1998            250,000      5,578          4,497        250,000       5,498           4,417
        1999            250,000      7,918          6,629        250,000       7,803           6,514
        2000            250,000      12,216        10,927        250,000      12,040           10,751
        2001            250,000      16,485        15,196        250,000      16,241           14,953
        2002            250,000      16,365        15,076        250,000      16,075           14,787
        2003            250,000      24,074        23,043        250,000      23,563           22,532
        2004


                AMERICAN CENTURY VP LARGE COMPANY VALUE CLASS II
       POLICY            DEATH       POLICY    CASH SURRENDER     DEATH       POLICY       CASH SURRENDER
      YEAR END          BENEFIT     ACCOUNT         VALUE        BENEFIT   ACCOUNT VALUE       VALUE
    DECEMBER 31ST                    VALUE
------------------------------------------------------------------------------------------------------------
                             BASED UPON CURRENT CHARGES               BASED UPON GUARANTEED CHARGES

        2004

             AMERICAN CENTURY VP INFLATION PROTECTION BOND CLASS II
       POLICY            DEATH       POLICY    CASH SURRENDER     DEATH       POLICY       CASH SURRENDER
      YEAR END          BENEFIT     ACCOUNT         VALUE        BENEFIT   ACCOUNT VALUE       VALUE
    DECEMBER 31ST                    VALUE
------------------------------------------------------------------------------------------------------------

        2004

               THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
        POLICY            DEATH       POLICY     CASH SURRENDER     DEATH        POLICY       CASH SURRENDER
       YEAR END          BENEFIT   ACCOUNT VALUE      VALUE        BENEFIT   ACCOUNT VALUE        VALUE
     DECEMBER 31ST
 --------------------------------------------------------------------------------------------------------------
                             BASED UPON CURRENT CHARGES                 BASED UPON GUARANTEED CHARGES

         1994            250,000       2,230          1,418        250,000       2,193            1,382
         1995            250,000       6,314          5,233        250,000       6,223            5,142
         1996            250,000      10,557          9,269        250,000       10,408           9,119
         1997            250,000      16,586         15,297        250,000       16,354           15,065
         1998            250,000      24,443         23,155        250,000       24,097           22,808
         1999            250,000      34,751         33,463        250,000       34,209           32,921
         2000            250,000      32,823         31,792        250,000       32,234           31,203
         2001            250,000      27,018         26,244        250,000       26,425           25,652
         2002            250,000      20,682         20,166        250,000       20,084           19,569
         2003            250,000      28,942         28,684        250,000       27,888           27,631
         2004
(1) Assumes  the premium  shown is paid at the  beginning  of each policy  year.
Values would be different if premiums are paid with a different  frequency or in different amounts.

THESE  ILLUSTRATIONS  ARE BASED UPON PAST  PERFORMANCE AND ARE NOT INDICATIVE OF
FUTURE  RESULTS.  FUTURE  POLICY  BENEFITS  WILL  FLUCTUATE  BASED  UPON  ACTUAL
INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND
WILL DEPEND ON A NUMBER OF FACTORS,  INCLUDING THE INVESTMENT ALLOCATIONS BY THE
OWNER. NO REPRESENTATION  CAN BE MADE BY SYMETRA OR THE FUNDS THAT THESE RESULTS
CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE
                    Flexible Premium Variable Life Insurance


                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:                              $250,000 Annual Planned Premium: (1)           $3,000.00
Death Benefit Option:                                    A Issue Age:                                   35
Death Benefits Payable to Age:                          95 Premiums Payable to Age:                     95

                                                 DREYFUS IP - MIDCAP STOCK PORTFOLIO

       POLICY            DEATH       POLICY     CASH SURRENDER     DEATH       POLICY     CASH SURRENDER
      YEAR END          BENEFIT     ACCOUNT         VALUE         BENEFIT     ACCOUNT          VALUE
    DECEMBER 31ST                    VALUE                                     VALUE
-----------------------------------------------------------------------------------------------------------
                             BASED UPON CURRENT CHARGES               BASED UPON GUARANTEED CHARGES

        1999            250,000      2,466          1,655         250,000      2,428           1,617
        2000            250,000      5,295          4,214         250,000      5,216           4,135
        2001            250,000      7,391          6,102         250,000      7,280           5,991
        2002            250,000      8,456          7,167         250,000      8,326           7,037
        2003            250,000      14,231         12,942        250,000      14,012         12,724
        2004

                    DREYFUS IP - TECHNOLOGY GROWTH PORTFOLIO

        POLICY           DEATH       POLICY     CASH SURRENDER     DEATH       POLICY      CASH SURRENDER
      YEAR END          BENEFIT     ACCOUNT         VALUE         BENEFIT     ACCOUNT          VALUE
    DECEMBER 31ST                    VALUE                                     VALUE
------------------------------------------------------------------------------------------------------------
                             BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES

        2000            250,000      1,516           704          250,000      1,485            674
        2001            250,000      2,548          1,467         250,000      2,498           1,417
        2002            250,000      2,889          1,601         250,000      2,832           1,543
        2003            250,000      8,026          6,737         250,000      7,895           6,606
        2004

                      DREYFUS VIF - APPRECIATION PORTFOLIO

       POLICY            DEATH       POLICY     CASH SURRENDER     DEATH       POLICY    CASH SURRENDER VALUE
      YEAR END          BENEFIT   ACCOUNT VALUE      VALUE        BENEFIT     ACCOUNT
    DECEMBER 31ST                                                              VALUE
--------------------------------------------------------------------------------------------------------------
                             BASED UPON CURRENT CHARGES                 BASED UPON GUARANTEED CHARGES

        1994            250,000       2,269          1,457        250,000      2,232            1,421
        1995            250,000       6,315          5,234        250,000      6,225            5,143
        1996            250,000      10,945          9,657        250,000      10,791           9,503
        1997            250,000      17,029         15,740        250,000      16,792           15,503
        1998            250,000      25,177         23,889        250,000      24,822           23,533
        1999            250,000      30,544         29,255        250,000      30,064           28,775
        2000            250,000      32,510         31,479        250,000      31,919           30,888
        2001            250,000      31,416         30,643        250,000      30,733           29,959
        2002            250,000      27,929         27,413        250,000      27,173           26,657
        2003            250,000      36,559         36,301        250,000      35,358           35,101
        2004


(1) Assumes  the premium  shown is paid at the  beginning  of each policy  year.
Values would be different if premiums are paid with a different frequency or in different amounts.

THESE  ILLUSTRATIONS  ARE BASED UPON PAST  PERFORMANCE AND ARE NOT INDICATIVE OF
FUTURE  RESULTS.  FUTURE  POLICY  BENEFITS  WILL  FLUCTUATE  BASED  UPON  ACTUAL
INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND
WILL DEPEND ON A NUMBER OF FACTORS,  INCLUDING THE INVESTMENT ALLOCATIONS BY THE
OWNER. NO REPRESENTATION  CAN BE MADE BY SYMETRA OR THE FUNDS THAT THESE RESULTS
CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE
                    Flexible Premium Variable Life Insurance


                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:                              $250,000 Annual Planned Premium: (1)           $3,000.00
Death Benefit Option:                                    A Issue Age:                                   35
Death Benefits Payable to Age:                          95 Premiums Payable to Age:                     95



                            DREYFUS STOCK INDEX FUND

        POLICY           DEATH       POLICY    CASH SURRENDER     DEATH        POLICY      CASH SURRENDER
      YEAR END          BENEFIT     ACCOUNT         VALUE        BENEFIT      ACCOUNT          VALUE
    DECEMBER 31ST                    VALUE                                     VALUE
------------------------------------------------------------------------------------------------------------
                             BASED UPON CURRENT CHARGES               BASED UPON GUARANTEED CHARGES

         1990           250,000      2,104          1,292        250,000       2,068           1,257
         1991           250,000      5,921          4,840        250,000       5,834           4,753
         1992           250,000      8,878          7,589        250,000       8,748           7,459
         1993           250,000      12,249        10,960        250,000       12,070          10,781
        1994            250,000      14,640        13,351        250,000       14,418          13,129
        1995            250,000      23,211        21,922        250,000       22,811          21,522
        1996            250,000      31,210        30,179        250,000       30,590          29,559
        1997            250,000      44,483        43,709        250,000       43,480          42,707
        1998            250,000      59,824        59,308        250,000       58,323          57,808
        1999            250,000      74,670        74,413        250,000       72,620          72,362
        2000            250,000      69,474        69,474        250,000       67,388          67,388
        2001            250,000      62,472        62,472        250,000       60,401          60,401
        2002            250,000      49,811        49,811        250,000       47,944          47,944
        2003            250,000      66,397        66,397        250,000       63,624          63,624
        2004



                       FEDERATED HIGH INCOME BOND FUND II

       POLICY            DEATH       POLICY     CASH SURRENDER     DEATH       POLICY     CASH SURRENDER
      YEAR END          BENEFIT     ACCOUNT         VALUE         BENEFIT     ACCOUNT          VALUE
    DECEMBER 31ST                    VALUE                                     VALUE
-----------------------------------------------------------------------------------------------------------
                             BASED UPON CURRENT CHARGES               BASED UPON GUARANTEED CHARGES

        1995            250,000      2,709          1,898         250,000      2,669           1,858
        1996            250,000      5,871          4,790         250,000      5,787           4,706
        1997            250,000      9,395          8,107         250,000      9,262           7,973
        1998            250,000      12,017         10,728        250,000      11,844         10,555
        1999            250,000      14,613         13,324        250,000      14,395         13,106
        2000            250,000      13,889         12,600        250,000      13,634         12,345
        2001            250,000      16,364         15,333        250,000      15,983         14,952
        2002            250,000      18,866         18,093        250,000      18,315         17,541
        2003            250,000      25,849         25,334        250,000      24,938         24,423
        2004
(1) Assumes  the premium  shown is paid at the  beginning  of each policy  year.
Values would be different if premiums are paid with a different  frequency or in different amounts.

THESE  ILLUSTRATIONS  ARE BASED UPON PAST  PERFORMANCE AND ARE NOT INDICATIVE OF
FUTURE  RESULTS.  FUTURE  POLICY  BENEFITS  WILL  FLUCTUATE  BASED  UPON  ACTUAL
INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND
WILL DEPEND ON A NUMBER OF FACTORS,  INCLUDING THE INVESTMENT ALLOCATIONS BY THE
OWNER. NO REPRESENTATION  CAN BE MADE BY SYMETRA OR THE FUNDS THAT THESE RESULTS
CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE
                    Flexible Premium Variable Life Insurance


                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:                              $250,000 Annual Planned Premium: (1)           $3,000.00
Death Benefit Option:                                    A Issue Age:                                   35
Death Benefits Payable to Age:                          95 Premiums Payable to Age:                     95


                       FIDELITY VIP MONEY MARKET PORTFOLIO

       POLICY            DEATH       POLICY     CASH SURRENDER     DEATH       POLICY     CASH SURRENDER
      YEAR END          BENEFIT     ACCOUNT         VALUE         BENEFIT     ACCOUNT          VALUE
    DECEMBER 31ST                    VALUE                                     VALUE
-----------------------------------------------------------------------------------------------------------

                             BASED UPON CURRENT CHARGES               BASED UPON GUARANTEED CHARGES
        1983            250,000      2,424          1,613         250,000      2,386           1,575
        1984            250,000      5,350          4,269         250,000      5,271           4,189
        1985            250,000      8,349          7,060         250,000      8,226           6,938
        1986            250,000      11,386         10,097        250,000      11,218          9,929
        1987            250,000      14,547         13,258        250,000      14,326         13,038
        1988            250,000      18,057         16,769        250,000      17,735         16,447
        1989            250,000      22,163         21,132        250,000      21,686         20,655
        1990            250,000      26,358         25,585        250,000      25,676         24,903
        1991            250,000      30,311         29,796        250,000      29,374         28,858
        1992            250,000      33,768         33,510        250,000      32,534         32,276
        1993            250,000      37,076         37,076        250,000      35,512         35,512
        1994            250,000      40,839         40,839        250,000      38,904         38,904
        1995            250,000      45,415         45,415        250,000      43,035         43,035
        1996            250,000      49,975         49,975        250,000      47,109         47,109
        1997            250,000      54,797         54,797        250,000      51,388         51,388
        1998            250,000      59,777         59,777        250,000      55,767         55,767
        1999            250,000      64,760         64,760        250,000      60,104         60,104
        2000            250,000      70,688         70,688        250,000      65,268         65,268
        2001            250,000      75,357         75,357        250,000      69,208         69,208
        2002            250,000      78,212         78,212        250,000      71,416         71,416
        2003            250,000      80,474         80,474        250,000      73,015         73,015
        2004






                FIDELITY VIP MID CAP PORTFOLIO - SERIES II SHARES

       POLICY         DEATH BENEFIT    POLICY    CASH SURRENDER     DEATH       POLICY     CASH SURRENDER
      YEAR END                        ACCOUNT         VALUE        BENEFIT     ACCOUNT          VALUE
    DECEMBER 31ST                      VALUE                                    VALUE
------------------------------------------------------------------------------------------------------------
                              BASED UPON CURRENT CHARGES               BASED UPON GUARANTEED CHARGES

           2004
(1) Assumes  the premium  shown is paid at the  beginning  of each policy  year.
Values would be different if premiums are paid with a different  frequency or in different amounts.

THESE  ILLUSTRATIONS  ARE BASED UPON PAST  PERFORMANCE AND ARE NOT INDICATIVE OF
FUTURE  RESULTS.  FUTURE  POLICY  BENEFITS  WILL  FLUCTUATE  BASED  UPON  ACTUAL
INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND
WILL DEPEND ON A NUMBER OF FACTORS,  INCLUDING THE INVESTMENT ALLOCATIONS BY THE
OWNER. NO REPRESENTATION  CAN BE MADE BY SYMETRA OR THE FUNDS THAT THESE RESULTS
CAN BE ACHIEVED IN THE FUTURE.

                           VARIABLE UNIVERSAL LIFE
                    Flexible Premium Variable Life Insurance


                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:                              $250,000 Annual Planned Premium: (1)           $3,000.00
Death Benefit Option:                                    A Issue Age:                                   35
Death Benefits Payable to Age:                          95 Premiums Payable to Age:                     95


                      FIDELITY VIP EQUITY-INCOME PORTFOLIO
       POLICY            DEATH       POLICY     CASH SURRENDER     DEATH       POLICY      CASH SURRENDER
      YEAR END          BENEFIT   ACCOUNT VALUE      VALUE        BENEFIT     ACCOUNT           VALUE
    DECEMBER 31ST                                                              VALUE
-------------------------------------------------------------------------------------------------------------

                             BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES
        1987            250,000       2,163          1,352        250,000      2,127            1,316
        1988            250,000       5,654          4,573        250,000      5,571            4,489
        1989            250,000       9,441          8,152        250,000      9,304            8,015
        1990            250,000       9,904          8,615        250,000      9,756            8,467
        1991            250,000      16,097         14,808        250,000      15,854          14,566
        1992            250,000      21,484         20,195        250,000      21,112          19,823
        1993            250,000      28,087         27,056        250,000      27,518          26,487
        1994            250,000      32,239         31,466        250,000      31,472          30,699
        1995            250,000      46,867         46,352        250,000      45,590          45,074
        1996            250,000      56,004         55,746        250,000      54,292          54,034
        1997            250,000      75,225         75,225        250,000      72,723          72,723
        1998            250,000      86,130         86,130        250,000      83,080          83,080
        1999            250,000      93,567         93,567        250,000      90,063          90,063
        2000            250,000      103,407        103,407       250,000      99,332          99,332
        2001            250,000      99,886         99,886        250,000      95,738          95,738
        2002            250,000      84,294         84,294        250,000      80,546          80,546
        2003            250,000      112,214        112,214       250,000     106,918          106,918
        2004


                          FIDELITY VIP GROWTH PORTFOLIO
       POLICY            DEATH       POLICY      CASH SURRENDER     DEATH       POLICY      CASH SURRENDER
      YEAR END          BENEFIT   ACCOUNT VALUE      VALUE         BENEFIT     ACCOUNT          VALUE
    DECEMBER 31ST                                                               VALUE
-------------------------------------------------------------------------------------------------------------
                              BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES
        1987            250,000       2,284          1,473         250,000      2,248           1,436
        1988            250,000       5,450          4,369         250,000      5,369           4,288
        1989            250,000      10,347          9,058         250,000      10,199          8,910
        1990            250,000      11,126          9,837         250,000      10,963          9,674
        1991            250,000      19,625          18,336        250,000      19,337          18,048
        1992            250,000      23,912          22,624        250,000      23,513          22,224
        1993            250,000      31,231          30,200        250,000      30,626          29,595
        1994            250,000      33,391          32,618        250,000      32,632          31,859
        1995            250,000      48,238          47,722        250,000      46,976          46,461
        1996            250,000      57,777          57,519        250,000      56,079          55,821
        1997            250,000      75,204          75,204        250,000      72,791          72,791
        1998            250,000      107,865        107,865        250,000     104,217         104,217
        1999            306,023      150,750        150,750        295,363     145,499         145,499
        2000            266,843      135,453        135,453        257,261     130,590         130,590
        2001            250,000      112,771        112,771        250,000     108,551         108,551
        2002            250,000      79,861          79,861        250,000      76,640          76,640
        2003            250,000      108,521        108,521        250,000     103,816         103,816
        2004
(1) Assumes  the premium  shown is paid at the  beginning  of each policy  year.
Values would be different if premiums are paid with a different  frequency or in different amounts.

THESE  ILLUSTRATIONS  ARE BASED UPON PAST  PERFORMANCE AND ARE NOT INDICATIVE OF
FUTURE  RESULTS.  FUTURE  POLICY  BENEFITS  WILL  FLUCTUATE  BASED  UPON  ACTUAL
INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND
WILL DEPEND ON A NUMBER OF FACTORS,  INCLUDING THE INVESTMENT ALLOCATIONS BY THE
OWNER. NO REPRESENTATION  CAN BE MADE BY SYMETRA OR THE FUNDS THAT THESE RESULTS
CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE
                    Flexible Premium Variable Life Insurance


                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:                              $250,000 Annual Planned Premium: (1)           $3,000.00
Death Benefit Option:                                    A Issue Age:                                   35
Death Benefits Payable to Age:                          95 Premiums Payable to Age:                     95


                        FIDELITY VIP CONTRAFUND PORTFOLIO
       POLICY            DEATH       POLICY     CASH SURRENDER     DEATH       POLICY      CASH SURRENDER
      YEAR END          BENEFIT   ACCOUNT VALUE      VALUE        BENEFIT     ACCOUNT          VALUE
    DECEMBER 31ST                                                              VALUE
------------------------------------------------------------------------------------------------------------
                             BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES

        1996            250,000       2,730          1,919        250,000      2,691           1,879
        1997            250,000       6,494          5,413        250,000      6,404           5,323
        1998            250,000      11,567         10,278        250,000      11,409          10,120
        1999            250,000      17,285         15,996        250,000      17,048          15,759
        2000            250,000      18,210         16,921        250,000      17,950          16,662
        2001            250,000      17,904         16,616        250,000      17,600          16,312
        2002            250,000      18,227         17,196        250,000      17,837          16,806
        2003            250,000      26,363         25,590        250,000      25,678          24,904
        2004



                     FIDELITY VIP GROWTH & INCOME PORTFOLIO

       POLICY         DEATH BENEFIT    POLICY    CASH SURRENDER     DEATH       POLICY     CASH SURRENDER
      YEAR END                        ACCOUNT         VALUE        BENEFIT     ACCOUNT          VALUE
    DECEMBER 31ST                      VALUE                                    VALUE
------------------------------------------------------------------------------------------------------------
                              BASED UPON CURRENT CHARGES               BASED UPON GUARANTEED CHARGES

           1997             250,000        2,870         2,059        250,000      2,830           2,018
           1998             250,000        6,924         5,842        250,000      6,829           5,748
           1999             250,000       10,145         8,856        250,000      10,004          8,716
           2000             250,000       11,980        10,692        250,000      11,811         10,522
           2001             250,000       12,971        11,682        250,000      12,777         11,489
           2002             250,000       12,652        11,363        250,000      12,415         11,127
           2003             250,000       18,520        17,489        250,000      18,090         17,059
           2004


                        FRANKLIN SMALL CAP FUND - CLASS 2
        POLICY           DEATH       POLICY     CASH SURRENDER     DEATH       POLICY      CASH SURRENDER
      YEAR END          BENEFIT     ACCOUNT         VALUE         BENEFIT     ACCOUNT          VALUE
    DECEMBER 31ST                    VALUE                                     VALUE
------------------------------------------------------------------------------------------------------------
                             BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES

        1996            250,000      2,931          2,120         250,000      2,890           2,079
        1997            250,000      6,297          5,215         250,000      6,209           5,128
        1998            250,000      8,558          7,269         250,000      8,436           7,147
        1999            250,000      21,620         20,331        250,000      21,329          20,040
        2000            250,000      20,281         18,992        250,000      19,996          18,707
        2001            250,000      19,027         17,738        250,000      18,711          17,423
        2002            250,000      15,081         14,050        250,000      14,755          13,724
        2003            250,000      23,890         23,117        250,000      23,248          22,475
        2004
(1) Assumes  the premium  shown is paid at the  beginning  of each policy  year.
Values would be different if premiums are paid with a different  frequency or in different amounts.

THESE  ILLUSTRATIONS  ARE BASED UPON PAST  PERFORMANCE AND ARE NOT INDICATIVE OF
FUTURE  RESULTS.  FUTURE  POLICY  BENEFITS  WILL  FLUCTUATE  BASED  UPON  ACTUAL
INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND
WILL DEPEND ON A NUMBER OF FACTORS,  INCLUDING THE INVESTMENT ALLOCATIONS BY THE
OWNER. NO REPRESENTATION  CAN BE MADE BY SYMETRA OR THE FUNDS THAT THESE RESULTS
CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE
                    Flexible Premium Variable Life Insurance


                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:                              $250,000 Annual Planned Premium: (1)           $3,000.00
Death Benefit Option:                                    A Issue Age:                                   35
Death Benefits Payable to Age:                          95 Premiums Payable to Age:                     95


                     FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
        POLICY           DEATH       POLICY      CASH SURRENDER     DEATH       POLICY      CASH SURRENDER
      YEAR END          BENEFIT   ACCOUNT VALUE      VALUE         BENEFIT   ACCOUNT VALUE      VALUE
    DECEMBER 31ST
------------------------------------------------------------------------------------------------------------
                             BASED UPON CURRENT CHARGES              BASED UPON GUARANTEED CHARGES

        1990            250,000       2,418          1,606         250,000     2,380           1,569
        1991            250,000       5,589          4,507         250,000     5,507           4,425
        1992            250,000       8,621          7,332         250,000     8,495           7,206
        1993            250,000      12,011          10,722        250,000     11,836         10,547
        1994            250,000      13,609          12,321        250,000     13,403         12,114
        1995            250,000      19,007          17,718        250,000     18,670         17,381
        1996            250,000      22,009          20,978        250,000     21,538         20,507
        1997            250,000      26,504          25,730        250,000     25,821         25,047
        1998            250,000      30,856          30,340        250,000     29,907         29,391
        1999            250,000      32,668          32,410        250,000     31,475         31,217
        2000            250,000      38,830          38,830        250,000     37,199         37,199
        2001            250,000      43,947          43,947        250,000     41,889         41,889
        2002            250,000      50,495          50,495        250,000     47,905         47,905
        2003            250,000      53,622          53,622        250,000     50,630         50,630
        2004

                    FRANKLIN INCOME SECURITIES FUND - CLASS 2
        POLICY           DEATH       POLICY      CASH SURRENDER     DEATH       POLICY      CASH SURRENDER
      YEAR END          BENEFIT   ACCOUNT VALUE      VALUE         BENEFIT   ACCOUNT VALUE      VALUE
    DECEMBER 31ST
------------------------------------------------------------------------------------------------------------
                             BASED UPON CURRENT CHARGES              BASED UPON GUARANTEED CHARGES

        2004

                        FRANKLIN FLEX CAP FUND - CLASS 2
        POLICY           DEATH       POLICY      CASH SURRENDER     DEATH       POLICY      CASH SURRENDER
      YEAR END          BENEFIT   ACCOUNT VALUE      VALUE         BENEFIT   ACCOUNT VALUE      VALUE
    DECEMBER 31ST
------------------------------------------------------------------------------------------------------------
                             BASED UPON CURRENT CHARGES              BASED UPON GUARANTEED CHARGES

        2004

                     FRANKLIN SMALL CAP VALUE FUND - CLASS 2
        POLICY           DEATH       POLICY      CASH SURRENDER     DEATH       POLICY      CASH SURRENDER
      YEAR END          BENEFIT   ACCOUNT VALUE      VALUE         BENEFIT   ACCOUNT VALUE      VALUE
    DECEMBER 31ST
------------------------------------------------------------------------------------------------------------
                             BASED UPON CURRENT CHARGES              BASED UPON GUARANTEED CHARGES

        2004
(1) Assumes  the premium  shown is paid at the  beginning  of each policy  year.
Values would be different if premiums are paid with a different  frequency or in different amounts.

THESE  ILLUSTRATIONS  ARE BASED UPON PAST  PERFORMANCE AND ARE NOT INDICATIVE OF
FUTURE  RESULTS.  FUTURE  POLICY  BENEFITS  WILL  FLUCTUATE  BASED  UPON  ACTUAL
INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND
WILL DEPEND ON A NUMBER OF FACTORS,  INCLUDING THE INVESTMENT ALLOCATIONS BY THE
OWNER. NO REPRESENTATION  CAN BE MADE BY SYMETRA OR THE FUNDS THAT THESE RESULTS
CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE
                    Flexible Premium Variable Life Insurance


                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:                              $250,000 Annual Planned Premium: (1)           $3,000.00
Death Benefit Option:                                    A Issue Age:                                   35
Death Benefits Payable to Age:                          95 Premiums Payable to Age:                     95


             TEMPLETON DEVELOPING MARKETS SECURITIES FUND --CLASS 2

        POLICY             DEATH       POLICY      CASH SURRENDER     DEATH       POLICY      CASH SURRENDER
       YEAR END           BENEFIT   ACCOUNT VALUE      VALUE         BENEFIT     ACCOUNT           VALUE
     DECEMBER 31ST                                                                VALUE
----------------------------------------------------------------------------------------------------------------
                                BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES

         1997             250,000       1,457           645          250,000      1,427             615
         1998             250,000       3,000          1,918         250,000      2,945            1,863
         1999             250,000       8,368          7,079         250,000      8,238            6,949
         2000             250,000       7,185          5,896         250,000      7,068            5,779
         2001             250,000       8,682          7,393         250,000      8,535            7,246
         2002             250,000      10,943          9,654         250,000      10,712           9,423
         2003             250,000      20,363          19,332        250,000      19,857          18,826
         2004

                   TEMPLETON GROWTH SECURITIES FUND - CLASS 2
         POLICY            DEATH       POLICY      CASH SURRENDER     DEATH       POLICY      CASH SURRENDER
       YEAR END           BENEFIT   ACCOUNT VALUE      VALUE         BENEFIT     ACCOUNT          VALUE
     DECEMBER 31ST                                                                VALUE
---------------------------------------------------------------------------------------------------------------
                                BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES

         1995             250,000       2,514          1,703         250,000      2,476           1,665
         1996             250,000       5,910          4,829         250,000      5,825           4,744
         1997             250,000       9,361          8,072         250,000      9,227           7,938
         1998             250,000      11,543          10,254        250,000      11,375          10,087
         1999             250,000      14,966          13,677        250,000      14,742          13,453
         2000             250,000      15,390          14,101        250,000      15,112          13,823
         2001             250,000      14,444          13,413        250,000      14,106          13,075
         2002             250,000      13,557          12,784        250,000      13,132          12,359
         2003             250,000      20,991          20,476        250,000      20,176          19,661
         2004
(1) Assumes  the premium  shown is paid at the  beginning  of each policy  year.
Values would be different if premiums are paid with a different  frequency or in different amounts.

THESE  ILLUSTRATIONS  ARE BASED UPON PAST  PERFORMANCE AND ARE NOT INDICATIVE OF
FUTURE  RESULTS.  FUTURE  POLICY  BENEFITS  WILL  FLUCTUATE  BASED  UPON  ACTUAL
INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND
WILL DEPEND ON A NUMBER OF FACTORS,  INCLUDING THE INVESTMENT ALLOCATIONS BY THE
OWNER. NO REPRESENTATION  CAN BE MADE BY SYMETRA OR THE FUNDS THAT THESE RESULTS
CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE
                    Flexible Premium Variable Life Insurance

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:                              $250,000 Annual Planned Premium: (1)           $3,000.00
Death Benefit Option:                                    A Issue Age:                                   35
Death Benefits Payable to Age:                          95 Premiums Payable to Age:                     95

                TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
         POLICY            DEATH       POLICY      CASH SURRENDER     DEATH       POLICY      CASH SURRENDER
       YEAR END           BENEFIT   ACCOUNT VALUE      VALUE         BENEFIT     ACCOUNT          VALUE
     DECEMBER 31ST                                                                VALUE
---------------------------------------------------------------------------------------------------------------
                                BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES

         2004




                    MUTUAL SHARES SECURITIES FUND -- CLASS 2

        POLICY             DEATH       POLICY      CASH SURRENDER     DEATH       POLICY      CASH SURRENDER
       YEAR END           BENEFIT   ACCOUNT VALUE      VALUE         BENEFIT     ACCOUNT          VALUE
     DECEMBER 31ST                                                                VALUE
---------------------------------------------------------------------------------------------------------------
                                BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES

         1997             250,000       2,642          1,830         250,000      2,602           1,791
         1998             250,000       4,996          3,915         250,000      4,922           3,841
         1999             250,000       8,386          7,097         250,000      8,263           6,974
         2000             250,000      11,838          10,549        250,000      11,665          10,377
         2001             250,000      14,183          12,895        250,000      13,969          12,680
         2002             250,000      14,460          13,171        250,000      14,194          12,905
         2003             250,000      20,982          19,951        250,000      20,512          19,481
         2004





                     JPMORGAN INTERNATIONAL EQUITY PORTFOLIO

        POLICY             DEATH       POLICY      CASH SURRENDER     DEATH       POLICY      CASH SURRENDER
       YEAR END           BENEFIT   ACCOUNT VALUE      VALUE         BENEFIT     ACCOUNT          VALUE
     DECEMBER 31ST                                                                VALUE
---------------------------------------------------------------------------------------------------------------
                                BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES

          1996            250,000       2,525          1,714         250,000      2,487           1,675
          1997            250,000       5,203          4,122         250,000      5,126           4,044
          1998            250,000       7,927          6,638         250,000      7,809           6,521
          1999            250,000      14,089          12,801        250,000      13,887          12,598
         2000             250,000      13,709          12,420        250,000      13,502          12,213
         2001             250,000      12,853          11,564        250,000      12,611          11,323
         2002             250,000      12,290          11,259        250,000      11,983          10,952
         2003             250,000      19,365          18,591        250,000      18,764          17,991
         2004

                        JPMORGAN MID CAP VALUE PORTFOLIO
        POLICY             DEATH       POLICY      CASH SURRENDER     DEATH       POLICY      CASH SURRENDER
       YEAR END           BENEFIT   ACCOUNT VALUE      VALUE         BENEFIT     ACCOUNT          VALUE
     DECEMBER 31ST                                                                VALUE
---------------------------------------------------------------------------------------------------------------
                                BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES

          2002            250,000       2,212          1,401         250,000      2,176           1,365
         2003             250,000       6,050          4,969         250,000      5,962           4,881
         2004
(1) Assumes  the premium  shown is paid at the  beginning  of each policy  year.
Values would be different if premiums are paid with a different  frequency or in different amounts.

THESE  ILLUSTRATIONS  ARE BASED UPON PAST  PERFORMANCE AND ARE NOT INDICATIVE OF
FUTURE  RESULTS.  FUTURE  POLICY  BENEFITS  WILL  FLUCTUATE  BASED  UPON  ACTUAL
INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND
WILL DEPEND ON A NUMBER OF FACTORS,  INCLUDING THE INVESTMENT ALLOCATIONS BY THE
OWNER. NO REPRESENTATION  CAN BE MADE BY SYMETRA OR THE FUNDS THAT THESE RESULTS
CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE
                    Flexible Premium Variable Life Insurance


                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:                              $250,000 Annual Planned Premium: (1)           $3,000.00
Death Benefit Option:                                    A Issue Age:                                   35
Death Benefits Payable to Age:                          95 Premiums Payable to Age:                     95




              PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II SHARES

        POLICY             DEATH       POLICY      CASH SURRENDER     DEATH       POLICY      CASH SURRENDER
       YEAR END           BENEFIT   ACCOUNT VALUE      VALUE         BENEFIT     ACCOUNT          VALUE
     DECEMBER 31ST                                                                VALUE
---------------------------------------------------------------------------------------------------------------
                                BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES

         2004

             PIONEER SMALL CAP VALUE VCT PORTFOLIO - CLASS II SHARES


        POLICY             DEATH       POLICY      CASH SURRENDER     DEATH       POLICY      CASH SURRENDER
       YEAR END           BENEFIT   ACCOUNT VALUE      VALUE         BENEFIT     ACCOUNT          VALUE
     DECEMBER 31ST                                                                VALUE
---------------------------------------------------------------------------------------------------------------
                                BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES

         2004

            PIONEER EMERGING MARKETS VCT PORTFOLIO - CLASS II SHARES

        POLICY             DEATH       POLICY      CASH SURRENDER     DEATH       POLICY      CASH SURRENDER
       YEAR END           BENEFIT   ACCOUNT VALUE      VALUE         BENEFIT     ACCOUNT          VALUE
     DECEMBER 31ST                                                                VALUE
---------------------------------------------------------------------------------------------------------------
                                BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES

         2004

            PIONEER STRATEGIC INCOME VCT PORTFOLIO - CLASS II SHARES

        POLICY             DEATH       POLICY      CASH SURRENDER     DEATH       POLICY      CASH SURRENDER
       YEAR END           BENEFIT   ACCOUNT VALUE      VALUE         BENEFIT     ACCOUNT          VALUE
     DECEMBER 31ST                                                                VALUE
---------------------------------------------------------------------------------------------------------------
                                BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES

         2004

               PIONEER HIGH YIELD VCT PORTFOLIO - CLASS II SHARES

        POLICY             DEATH       POLICY      CASH SURRENDER     DEATH       POLICY      CASH SURRENDER
       YEAR END           BENEFIT   ACCOUNT VALUE      VALUE         BENEFIT     ACCOUNT          VALUE
     DECEMBER 31ST                                                                VALUE
---------------------------------------------------------------------------------------------------------------
                                BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES

         2004
                 PIMCO COMMODITIES FUND - ADMINISTRATIVE SHARES

        POLICY             DEATH       POLICY      CASH SURRENDER     DEATH       POLICY      CASH SURRENDER
       YEAR END           BENEFIT   ACCOUNT VALUE      VALUE         BENEFIT     ACCOUNT          VALUE
     DECEMBER 31ST                                                                VALUE
---------------------------------------------------------------------------------------------------------------
                                BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES

         2004
(1) Assumes  the premium  shown is paid at the  beginning  of each policy  year.
Values would be different if premiums are paid with a different  frequency or in different amounts.

THESE  ILLUSTRATIONS  ARE BASED UPON PAST  PERFORMANCE AND ARE NOT INDICATIVE OF
FUTURE  RESULTS.  FUTURE  POLICY  BENEFITS  WILL  FLUCTUATE  BASED  UPON  ACTUAL
INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND
WILL DEPEND ON A NUMBER OF FACTORS,  INCLUDING THE INVESTMENT ALLOCATIONS BY THE
OWNER. NO REPRESENTATION  CAN BE MADE BY SYMETRA OR THE FUNDS THAT THESE RESULTS
CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE
                    Flexible Premium Variable Life Insurance

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:                              $250,000 Annual Planned Premium: (1)           $3,000.00
Death Benefit Option:                                    A Issue Age:                                   35
Death Benefits Payable to Age:                          95 Premiums Payable to Age:                     95


                      PIMCO ALL ASSET FUND - ADVISOR SHARES

        POLICY             DEATH       POLICY      CASH SURRENDER     DEATH       POLICY      CASH SURRENDER
       YEAR END           BENEFIT   ACCOUNT VALUE      VALUE         BENEFIT     ACCOUNT          VALUE
     DECEMBER 31ST                                                                VALUE
---------------------------------------------------------------------------------------------------------------
                                BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES

         2004

(1) Assumes  the premium  shown is paid at the  beginning  of each policy  year.
Values would be different if premiums are paid with a different frequency or in different amounts.

THESE  ILLUSTRATIONS  ARE BASED UPON PAST  PERFORMANCE AND ARE NOT INDICATIVE OF
FUTURE  RESULTS.  FUTURE  POLICY  BENEFITS  WILL  FLUCTUATE  BASED  UPON  ACTUAL
INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND
WILL DEPEND ON A NUMBER OF FACTORS,  INCLUDING THE INVESTMENT ALLOCATIONS BY THE
OWNER. NO REPRESENTATION  CAN BE MADE BY SYMETRA OR THE FUNDS THAT THESE RESULTS
CAN BE ACHIEVED IN THE FUTURE.


                                            SYMETRA SEPARATE ACCOUNT SL
                                                      PART C
                                                 OTHER INFORMATION

Item 27:  Exhibits

Exhibit         Description                                                                  Reference
--------------- ---------------------------------------------------------------------------- -------------------------------


(a)             Resolution of Board of Directors of Symetra Life authorizing the Separate    1/
                Account

(b)             Custodian Agreements                                                         Not Applicable

(c)             Principal Underwriter's Agreement                                            1/
                Form of Broker-Dealer Selling Agreement                                      8/


(d)             Form of Individual Flexible Premium Variable                                 4/
                Life Insurance Policy
                Form of Guaranteed Death Benefit Endorsement                                 8/
                Form of Extended Maturity Benefit Endorsement                                8/
                Form of Additional Term Insurance Endorsement                                8/
                Form of Accidental Death Benefit Endorsement                                 8/
                Form of Twenty Year Additional Term Endorsement                              8/
                Form of Waiver of Premium - Primary Insured                                  8/
                Form of Waiver of Monthly Deduction - Primary Insured                        8/
                Form of Insured Children's Term Insurance                                    8/
                Form of Guaranteed Insurability Option                                       8/
                Form of Safety Benefit                                                       To be filed by Amendment
                Form of Accelerated Death Benefit Rider for Terminal Illness                 To be filed by Amendment
                Form of Accelerate Death Benefit Rider                                       To be filed by Amendment
                Form of Accelerated Death Benefit Rider for Nursing Home Care                To be filed by Amendment
                Form of Transportation Benefit                                               To be filed by Amendment

(e)             (i)    Application Form (revised 5/02)                                       8/
                (ii)   Part IV Application Form (revised 7/97)                               8/

(f)             Articles of Incorporation of Symetra Life Insurance Company as Amended       1/
                11/26/90
                Amendment to Articles of Incorporation of Symetra dated 9/1/04               10/
                Bylaws of Symetra Life Insurance Company as Amended 6/4/04                   10/

(g)             Reinsurance Agreement                                                        1/

(h)             1.       Participation Agreement (Fidelity VIP I & II)                       1/
                2.       Form of Sub-Licensing Agreement                                     1/
                3.       Amendment No. 1 to Participation Agreement (VIP I)                  8/
                4.       Amendment No. 1 to Participation Agreement (VIP II)                 8/

                5.       Form of Participation Agreement (Fidelity VIP III)                  4/
                6.       Amendment No. 1 to Participation Agreement (VIP III)                8/

                7.       Participation Agreement (Lexington)                                 2/

                8.       Participation Agreement (Wanger)                                    4/
                9.       Amendment No. 1 to Participation Agreement                          7/
                10.      Administrative Services Agreement                                   4/
                11.      Amendment No. 1 to Administrative Services Agreement                4/


                12.      Participation Agreement (ACVP)                                      7/
                13.      Amendment No. 1 to Participation Agreement                          7/
                14.      Amendment No. 2 to Participation Agreement                          7/
                15.      Amendment No. 3 to Participation Agreement                          7/
                16.      Form of Amendment No. 4 to Participation Agreement                  9/
                17.      Form of Amendment No. 5 to Participation Agreement                  To be filed by Amendment

                18.      Participation Agreement (AIM)                                       7/
                19.      Form of Amendment No. 1 to Participation Agreement                  9/

                20.      Form of Participation Agreement (Dreyfus)                           3/
                21.      Amendment No. 1 to Participation Agreement                          9/

                22.      Participation Agreement (Franklin Templeton)                        7/
                23.      Amendment No. 1 to Participation Agreement                          7/
                24.      Amendment No. 2 to Participation Agreement                          7/
                25.      Amendment No. 3 to Participation Agreement                          10/
                26.      Amendment No. 4 to Participation Agreement                          10/
                27.      Amendment No. 5 to Participation Agreement                          To be filed by Amendment

                28.      Form of Participation Agreement (J.P. Morgan)                       3/
                29.      Amendment No. 1 to Participation Agreement                          9/

                30.      Participation Agreement (Federated)                                 2/
                31.      Amendment to Participation Agreement                                7/
                32.      Amendment No. 2 to Participation Agreement                          8/

                33.      Participation Agreement (Scudder)                                   5/
                34.      Reimbursement Agreement (Scudder)                                   5/
                35.      Participating Contract and Policy Agreement (Scudder)               5/
                36.      Services Agreement (Scudder)                                        6/
                37.      Letter Amendment to Participation Agreement                         8/

                38.      Participation Agreement (INVESCO)                                   7/
                39.      Amendment No. 1 to Participation Agreement                          7/
                40.      Amendment No. 2 to Participation Agreement                          8/

                41.      Form of Participation Agreement (Pioneer)                           10/

                42.      Form of Participation Agreement (PIMCO)                             To be filed by Amendment

(i)             Administrative Contracts                                                     Not Applicable

(j)             Other Material Contracts                                                     Not Applicable

(k)             Opinion and Consent of Counsel (Jacqueline M. Veneziani)                     8/

(l)             Opinion and Consent of Actuary (Graham T. Summerlee)                         To be Filed by Amendment

(m)             Sample Calculation                                                           To be Filed By Amendment

(n)             Consent of Ernst & Young, LLP Independent Auditor                            To Be Filed By Amendment

(o)             Omitted Financial Statements                                                 Not Applicable


(p)             Initial Capital Agreements                                                   Not Applicable

(q)             Redeemability Exemption:  Description of Symetra Life Insurance Company's    9/
                Issuance, Transfer and Redemption Procedures for Policies

1/              Incorporated by reference to Post-Effective Amendment No. 14 to Form S-6  registration statement of
                Symetra Separate Account SL filed with the SEC on April 30, 1997  (File No. 33-10248).

2/              Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 registration statement of Symetra
                Separate Account C filed with the SEC on April 29, 1996  (File No. 33-69712).

3/              Incorporated by reference to Post-Effective Amendment No. 10 to From N-4 registration statement of Symetra
                Separate Account C filed with the SEC on April 14, 2000 (File No. 33-69712).

4/              Incorporated by reference to Pre-Effective Amendment No. 2 to From S-6 registration statement of Symetra
                Separate Account SL filed with the SEC on October 28, 1997 (File No. 333-30329).

5/              Incorporated by reference to Post-Effective Amendment on  Form N-4 registration statement of Symetra
                Separate Account C filed with the SEC on December 29, 1995 (File No. 33-69712).

6/              Incorporated by reference to Post Effective Amendment on Form N-4  registration statement of Symetra
                Separate Account C filed with the SEC on April 30, 1998 (File No. 33-69712).

7/              Incorporated by reference to Post-Effective Amendment No. 21 to Form S-6 registration statement of Symetra
                Separate Account SL filed with the SEC on April 30, 2002 (File No. 333-30329).

8/              Incorporated by reference to Post-Effective Amendment No. 22 to Form N-6 registration statement of Symetra
                Separate Account SL filed with the SEC on or about December 19, 2002 (File No. 333-30329).

9/              Incorporated by reference to Post-Effective Amendment No. 26 to Form N-6 registration statement of Symetra
                Separate Account SL filed with the SEC on April 30, 2003 (File No. 333-30329).

10/              Incorporated  by  reference  to  Post-Effective  Amendment  No. 17 to Form N-4  registration  statement of
                 Symetra Separate Account C filed with the SEC on December 3, 2004 (File No. 33-69712).


Item 28. Directors and Officers of the Depositor

Set forth below is a list of each director and officer of Symetra Life Insurance Company ("Symetra") who is engaged in activities relating to Symetra Separate Account SL or the variable life insurance policies offered through Symetra Separate Account SL.


Name                                       Positions  with Symetra                Principal  Business  Address
----------------------------------------------------------------------------------------------------------------
Randall H. Talbot                           Director, President                       5069 154th Place N.E.,
                                                                                      Redmond, WA 98052.

Roger F. Harbin                             Director, Executive Vice President        5069 154th Place N.E.,
                                                       and Treasurer                  Redmond, WA 98052

Allyn D. Close                              Director, Senior Vice President,          5069 154th Place N.E.,
                                                                                      Redmond, WA 98052

George C. Pagos                             Director, Vice President, General         5069 154th Place N.E.,
                                                       Counsel and Secretary          Redmond, WA 98052

Jennifer V. Davies                          Director, Senior Vice President           5069 154th Place N.E.,
                                                                                      Redmond, WA 98052

Margaret A. Meister                         Director, Vice President and Chief        5069 154th Place N.E.,
                                                       Actuary                        Redmond, WA 98052

Oscar Tengtio                               Director, Executive Vice President        5069 154th Place N.E.,
                                                and Chief Financial Officer           Redmond, WA 98052

Colleen M. Murphy                           Assistant Vice President,                 5069 154th Place N.E.,
                                            Controller, and Assistant Secretary       Redmond, WA 98052


Graham T.  Summerlee                        Assistant Vice President and Senior       5069 154th Place N.E.,
                                                       Actuary                        Redmond, WA 98052

Michele M. Kemper                           Vice President and Chief Compliance       5069 154th Place N.E.,
                                              Officer of the Separate Account         Redmond, WA 98052



Item 29. Persons Controlled By Or Under Common Control With The Depositor Or Registrant

No person is directly or indirectly controlled by Registrant. Symetra Life Insurance Company ("Symetra") established Symetra Separate Account SL ("Registrant") by resolution of its Board of Directors pursuant to Washington law. Symetra Life is a wholly owned subsidiary of Symetra Financial Corporation. Symetra Financial Corporation is organized under Delaware law and Symetra Life is organized under Washington law. All subsidiaries are included in consolidated financial statements. In addition, Symetra Life Insurance Company files a separate financial statement in connection with its issuance of products associated with its registration statement. An organization chart will be filed by amendment.

Item 30:  Indemnification

Under its Bylaws, Symetra Life, to the full extent permitted by the Washington Business Corporation Act, shall indemnify any person who was or is a party to any proceeding (whether brought by or in the right of Symetra Life or otherwise) by reason of the fact that he or she is or was a director of Symetra Life, or, while a director of Symetra Life, is or was serving at the request of Symetra Life as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him or her in connection with such proceeding.

Symetra Life shall extend such indemnification as is provided to directors above to any person, not a director of Symetra Life, who is or was an officer of Symetra Life or is or was serving at the request of Symetra Life as a director, officer, partner, trustee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan. In addition, the Board of Directors of Symetra Life may, by resolution, extend such further indemnification to an officer or such other person as it may seem fair and reasonable in view of all relevant circumstances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Symetra Life pursuant to such provisions of the bylaws or statutes or otherwise, Symetra Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Symetra Life of expenses incurred or paid by a director, officer or controlling person of Symetra Life in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Policies issued by the Separate Account, Symetra Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

Item 31.  Principal Underwriters

a. Symetra Securities, Inc., the principal underwriter for the Policies, also acts as the principal underwriter for Symetra Life's variable annuity contracts and group variable annuity contracts.

b. The following information is provided for each officer and director of the principal underwriter:


             Name                        Positions and Offices               Principal Business Address
                                           with Underwriter
-------------------------------- -------------------------------------- -------------------------------------
Linda C. Mahaffey                       Director and President              5069 154th Place N.E.
                                                                            Redmond, WA 98052.

Roger F. Harbin                     Director, Senior Vice President         5069 154th Place N.E.,
                                                                            Redmond, WA 98052.

Joanne Salisbury                      Vice President, Controller,           4854 154th Place N.E.
                                    Treasurer, Financial Principal          Redmond, WA 98052.
                                             and Secretary

Allyn D. Close                                 Director                     5069 154th Place N.E.,
                                                                            Redmond, WA 98052.

Michael F. Murphy                      Chief Compliance Officer             4854 154th Place N.E.
                                                                            Redmond, WA 98052.

Scott L. Bartholomaus                       Vice President                  5069 154th Place N.E.,
                                                                            Redmond, WA 98052.




c. During the fiscal year ended December 31, 2004, Symetra Investment Services, Inc., through Symetra Securities, Inc., received $492,481 in commissions for the distribution of certain variable life insurance policies sold in connection with Registrant of which no payments were retained. Symetra Investment Services, Inc. did not receive any other compensation in connection with the sale of Registrant's contracts.

Item 32.  Location of Accounts and Records

Symetra Life Insurance Company at 5069 154th Place N.E., Redmond, Washington 98052 maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Item 33.  Management Services

Not Applicable

Item 34:  Fee Representation
Pursuant to the Investment Company Act of 1940, Symetra Life represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Symetra Life.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement and has duly caused this Registration Statement to be signed on its behalf thereto duly authorized, in the City of Redmond and State of Washington on the 11th day of February, 2005.

                                         Symetra Separate Account SL
                                         (Registrant)

                                         By:  Symetra Life Insurance Company


                                         By:  /s/ Randall H. Talbot
                                              -----------------------------
                                              Randall H. Talbot, President

                                            By: Symetra Life Insurance Company
                                                              (Depositor)

                                         By:  /s/ Randall H. Talbot
                                              -----------------------------
                                              Randall H. Talbot, President

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the dates indicated. .

Name                                              Title
-----                                             -----


/s/ ALLYN D. CLOSE                                Director
------------------
Allyn D. Close


/s/ GEORGE C. PAGOS                               Director , Vice President.
-------------------                               General Counsel and Secretary

George C. Pagos

/s/ COLLEEN M. MURPHY                             Assistant Vice President,
---------------------                             Controller and
Colleen M. Murphy                                 Assistant Secretary


/s/ JENNIFER V. DAVIES                            Director
----------------------
Jennifer V. Davies


/s/ MARGARET A. MEISTER                           Director and Chief Actuary
-----------------------
Margaret A. Meister


/s/ ROGER F. HARBIN                               Director, Executive
--------------------                              Vice President and Treasurer
Roger F. Harbin

/s/ RANDALL H. TALBOT                             Director and President
---------------------
Randall H. Talbot

/s/ OSCAR TENGTIO                                 Director, Executive Vice
-----------------                                 President and Chief Financial
Oscar Tengtio                                     Officer